NAD
Nuveen Quality Municipal Income Fund
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 157.3% (99.6% of Total Investments)
	MUNICIPAL BONDS – 157.3% (99.6% of Total Investments)
	Alabama – 1.6% (1.0% of Total Investments)
	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A:
$5,000	5.000%, 10/01/33 – AGM Insured (AMT)	10/27 at 100.00	BBB+	$5,815,150
5,455	5.000%, 10/01/34 – AGM Insured (AMT)	10/27 at 100.00	BBB+	6,338,710
5,550	5.000%, 10/01/35 – AGM Insured (AMT)	10/27 at 100.00	BBB+	6,440,609
5,920	Autauga County Board of Education, Alabama, Special Tax Warrants, Series 2021, 4.000%, 4/01/51	10/31 at 100.00	N/R	6,714,286
4,430	Gardendale, Alabama, General Obligation Warrants, Series 2021B, 4.000%, 5/01/46	5/31 at 100.00	AA-	5,078,286
17,500	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A2	23,444,575
4,165	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	4,524,939
48,020	Total Alabama			58,356,555
	Alaska – 0.2% (0.1% of Total Investments)
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,580	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa2	1,673,378
3,400	5.000%, 1/01/25 (AMT)	No Opt. Call	Baa2	3,678,834
1,000	5.000%, 1/01/28 (AMT)	7/25 at 100.00	Baa2	1,079,510
1,075	5.000%, 1/01/29 (AMT)	7/25 at 100.00	Baa2	1,156,453
300	5.000%, 1/01/31 (AMT)	7/25 at 100.00	Baa2	321,507
395	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50	6/31 at 100.00	BBB+	435,720
7,750	Total Alaska			8,345,402
	Arizona – 3.2% (2.0% of Total Investments)
980	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	982,852
2,500	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39	12/24 at 100.00	A2	2,744,150
2,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	AA-	2,270,940
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
1,490	5.000%, 7/01/30	7/22 at 100.00	A	1,512,663
2,500	5.000%, 7/01/32	7/22 at 100.00	A	2,537,275
2,335	5.000%, 7/01/36	7/22 at 100.00	A	2,368,647

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$6,620	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2021A, 4.000%, 9/01/51	3/31 at 100.00	A2	$7,397,453
11,795	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36	1/27 at 100.00	AA-	12,901,017
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A:
5,500	4.000%, 7/01/44	7/29 at 100.00	A	6,137,835
2,000	4.000%, 7/01/49	7/29 at 100.00	A	2,218,080
3,165	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019B, 5.000%, 7/01/44 (AMT)	7/29 at 100.00	A	3,741,979
12,935	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/47 (AMT)	7/27 at 100.00	A+	14,970,193
6,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2018, 5.000%, 7/01/48 (AMT)	7/28 at 100.00	A+	7,031,220
7,000	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B, 5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	9,955,120
2,475	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Medical Center, Series 2021A, 4.000%, 4/01/46	4/31 at 100.00	A	2,799,200
1,000	Pinal County Electrical District 4, Arizona, Electric System Revenue Bonds, Refunding Series 2015, 4.000%, 12/01/38 – AGM Insured	12/25 at 100.00	AA	1,066,540
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
500	5.500%, 12/01/29	No Opt. Call	BBB+	621,845
24,765	5.000%, 12/01/37	No Opt. Call	BBB+	32,702,678
1,100	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University Project, Series 2014, 5.000%, 6/01/34 – BAM Insured	6/24 at 100.00	A2	1,185,283
96,660	Total Arizona			115,144,970
	Arkansas – 0.2% (0.1% of Total Investments)
4,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	B-	4,319,080
2,055	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 4.875%, 12/01/43	12/23 at 100.00	A1	2,186,458
6,055	Total Arkansas			6,505,538
	California – 12.3% (7.8% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series 1999A, 0.000%, 10/01/37 – NPFG Insured	No Opt. Call	A-	1,002,248
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
2,945	0.000%, 9/01/27 – AGM Insured	No Opt. Call	A2	2,667,669
7,150	0.000%, 9/01/28 – AGM Insured	No Opt. Call	A2	6,312,234
2,455	0.000%, 9/01/32 – AGM Insured	No Opt. Call	A2	1,935,694
95	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	68,539
105	0.000%, 9/01/35 – AGM Insured (ETM)	No Opt. Call	AA (4)	77,502

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4:
$10,000	5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	$10,498,700
3,500	5.250%, 4/01/53 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	3,684,240
1,055	Brisbane School District, San Mateo County, California, General Obligation Bonds, Election 2003 Series 2005, 0.000%, 7/01/35 – AGM Insured	No Opt. Call	A2	768,483
	Byron Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2007B:
60	0.000%, 8/01/32 (ETM)	No Opt. Call	A2 (4)	48,445
235	0.000%, 8/01/32 – SYNCORA GTY Insured (ETM)	No Opt. Call	N/R (4)	191,725
1,405	0.000%, 8/01/32 – SYNCORA GTY Insured	No Opt. Call	A+	1,084,899
	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	A	2,969,336
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	A	3,434,207
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B:
2,855	5.000%, 11/15/46 (Pre-refunded 11/15/26)	11/26 at 100.00	N/R (4)	3,331,385
4,145	5.000%, 11/15/46	11/26 at 100.00	A	4,759,248
22,520	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	A	26,570,447
2,275	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42	11/27 at 100.00	A	2,527,593
710	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	751,620
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
790	9.434%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (5)	8/22 at 100.00	AA- (4)	828,078
825	9.442%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (5)	8/22 at 100.00	AA- (4)	864,798
2,140	9.442%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (5)	8/22 at 100.00	AA- (4)	2,243,234
2,220	California Municipal Finance Authority, Revenue Bonds, Community Health System, Series 2021A, 4.000%, 2/01/51	2/32 at 100.00	N/R	2,485,157
5,000	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/47 (AMT)	6/28 at 100.00	BBB-	5,721,650
3,250	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A, 5.000%, 2/01/42	2/27 at 100.00	A-	3,766,165
815	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	870,159
500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/44	12/24 at 100.00	BB-	550,590

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
$6,000	5.000%, 12/01/46, 144A	6/26 at 100.00	BB-	$6,759,180
3,070	5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	3,483,038
5,480	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	6,464,537
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
232	5.750%, 7/01/30 (6), (7)	1/22 at 100.00	N/R	147,610
636	5.500%, 7/01/39 (6), (7)	1/22 at 100.00	N/R	404,250
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	Baa2	4,530,487
1,000	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured	No Opt. Call	A-	820,740
4,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Series 2014C, 5.000%, 6/01/44	6/24 at 100.00	Aa1	4,333,120
3,010	El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/25	No Opt. Call	AA+	2,870,155
3,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB	2,595,425
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
1,480	5.750%, 1/15/46 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (4)	1,614,932
6,480	6.000%, 1/15/49 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (4)	7,098,062
9,930	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	A+ (4)	11,172,839
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
1,455	0.000%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	A+ (4)	1,417,388
3,500	0.000%, 6/01/26 – AGM Insured (ETM)	No Opt. Call	Aa3 (4)	3,297,315
59,280	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2, 0.000%, 6/01/66	12/31 at 27.75	N/R	9,471,758
550	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	558,300
1,090	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	1,106,448
1,260	Huntington Beach Union High School District, Orange County, California, Certificates of Participation, Capital Project, Series 2007, 0.000%, 9/01/35 – AGM Insured	No Opt. Call	A1	901,757
5,240	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2005, 0.000%, 8/01/30 – AGM Insured	No Opt. Call	AA	4,399,399
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA-	1,977,050

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$5,000	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/24 – AGM Insured	No Opt. Call	AA	$4,817,900
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2001B, 0.000%, 8/01/31 – NPFG Insured	No Opt. Call	A-	839,689
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B:
2,000	5.000%, 5/15/41 (AMT)	5/26 at 100.00	A+	2,260,280
20,015	5.000%, 5/15/46 (AMT)	5/26 at 100.00	A+	22,619,552
4,615	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, 5.000%, 5/15/44 (AMT)	5/28 at 100.00	A+	5,422,902
2,665	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B, 5.000%, 7/01/43	1/24 at 100.00	AA-	2,848,032
250	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	3/22 at 100.00	A	251,138
6,215	Martinez Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2011, 5.875%, 8/01/31 (Pre-refunded 8/01/24)	8/24 at 100.00	AA (4)	6,956,139
5,955	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (8)	8/35 at 100.00	AA	6,518,700
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 7.000%, 11/01/34	No Opt. Call	BBB+	3,924,801
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	BBB+	3,321,912
8,150	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	Baa2	8,908,683
4,930	Patterson Joint Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election Series 2009B, 0.000%, 8/01/42 – AGM Insured	No Opt. Call	A2	2,801,620
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1988B, 8.200%, 9/01/23 (ETM)	No Opt. Call	AA+ (4)	14,540,605
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured (ETM)	No Opt. Call	A1 (4)	4,620,780
2,905	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)	No Opt. Call	AA+ (4)	3,052,719
2,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	AA-	1,202,020
5,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 7.350%, 8/01/41 – AGM Insured (8)	8/36 at 100.00	Aa3	6,505,750
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%, 6/01/25 – NPFG Insured	No Opt. Call	A1	4,738,750
4,615	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/38	No Opt. Call	A	2,958,676
625	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1, 4.000%, 6/01/46	6/31 at 100.00	BBB+	709,319
330	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/48 (Pre-refunded 6/01/23)	6/23 at 100.00	BBB+ (4)	351,143

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021B:
$4,000	5.000%, 7/01/46 (AMT)	7/31 at 100.00	N/R	$4,786,320
15,500	5.000%, 7/01/56 (AMT)	7/31 at 100.00	N/R	18,387,340
2,000	San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2022A, 5.000%, 5/01/52 (AMT) (WI/DD, Settling 2/08/22)	5/32 at 100.00	N/R	2,410,480
14,900	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (AMT)	5/26 at 100.00	A	16,828,507
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D:
11,615	5.000%, 5/01/43 (AMT)	5/28 at 100.00	A	13,653,549
12,285	5.000%, 5/01/48 (AMT)	5/28 at 100.00	A	14,352,688
11,025	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/49 (AMT)	5/29 at 100.00	A	12,988,111
2,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 6 Mission Bay South Public Improvements, Series 2013C, 0.000%, 8/01/43	8/22 at 29.31	N/R	582,280
2,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB-	2,190,260
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
15,350	5.000%, 1/15/44 (Pre-refunded 1/15/25)	1/25 at 100.00	BBB (4)	17,101,588
25,840	5.000%, 1/15/50 (Pre-refunded 1/15/25)	1/25 at 100.00	BBB (4)	28,788,602
	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A:
5,000	5.000%, 3/01/41 (AMT)	3/27 at 100.00	A-	5,745,000
5,000	5.000%, 3/01/47 (AMT)	3/27 at 100.00	A-	5,727,550
14,985	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/40 – AGM Insured	No Opt. Call	AA	9,043,298
6,660	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/43	8/25 at 38.93	A3	2,395,669
2,460	Santee School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, Election 2006, Series 2008D, 0.000%, 8/01/33 – AGC Insured	No Opt. Call	AA	1,875,283
5,000	Solano Community College District, Solano and Yolo Counties, California, General Obligation Bonds, Election 2012 Series 2013A, 5.000%, 8/01/43 (Pre-refunded 8/01/23)	8/23 at 100.00	AA (4)	5,312,100
1,145	Southern Kern Unified School District, Kern County, California, General Obligation Bonds, Series 2006C, 0.000%, 11/01/30 – AGM Insured	No Opt. Call	A2	939,576
1,175	Southern Kern Unified School District, Kern County, California, General Obligation Bonds, Series 2010B, 0.000%, 11/01/35 – AGM Insured	No Opt. Call	A2	830,443
2,410	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	A+	2,235,829
3,750	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2011B, 7.300%, 8/01/36 – AGM Insured (8)	8/31 at 100.00	AA	4,148,362
480,818	Total California			445,931,780

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado – 10.6% (6.7% of Total Investments)
$4,350	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2021, 4.375%, 12/01/52	12/26 at 103.00	N/R	$4,258,258
3,000	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/35 – BAM Insured	12/25 at 100.00	A1	3,389,460
4,195	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34	12/26 at 100.00	AA+	4,634,930
10,000	Boulder Valley School District RE2, Boulder County, Colorado, General Obligation Bonds, Series 2019A, 4.000%, 12/01/48	6/29 at 100.00	AA+	11,350,200
4,000	Centennial Water and Sanitation District, Douglas County, Colorado, Water and Wastewater Revenue Bonds, Series 2019, 5.000%, 12/01/43	12/28 at 100.00	AA+	4,834,240
1,775	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	1,857,821
1,605	Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue Bonds, Series 2020, 4.000%, 8/01/45 – BAM Insured	8/30 at 100.00	AA	1,861,928
2,945	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB+	3,146,850
1,715	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016, 3.625%, 8/01/46	8/26 at 100.00	A+	1,768,611
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/44	1/24 at 100.00	A+	522,110
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Refunding Series 2014, 5.000%, 8/15/30	8/24 at 100.00	A+	1,078,180
3,915	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 - Frontier Academy, Refunding & Improvement Series 2016, 3.250%, 6/01/46	6/26 at 100.00	A+	3,980,028
1,250	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University Corporation for Atmospheric Research Project, Refunding Series 2012A, 4.500%, 9/01/22	No Opt. Call	A+	1,277,225
545	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University Corporation for Atmospheric Research Project, Refunding Series 2017, 3.625%, 9/01/31	9/27 at 100.00	A2	584,987
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University of Denver, Series 2017A:
1,200	4.000%, 3/01/36	3/27 at 100.00	A1	1,327,908
1,600	4.000%, 3/01/37	3/27 at 100.00	A1	1,768,512
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2021A:
9,705	4.000%, 11/15/46	11/31 at 100.00	AA	11,116,689
3,000	4.000%, 11/15/50	11/31 at 100.00	AA	3,420,480
1,930	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2016A, 4.000%, 11/15/41	5/26 at 100.00	AA	2,090,325
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
3,020	5.250%, 1/01/40 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	3,143,427
4,890	5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	5,092,104

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$4,600	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	$4,870,848
15,395	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	16,770,851
270	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (4)	287,005
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
2,670	5.000%, 6/01/28 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (4)	3,006,981
6,425	5.000%, 6/01/40 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (4)	7,235,899
665	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/47	5/27 at 100.00	BB+	749,382
3,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2020A, 4.000%, 9/01/45	9/30 at 100.00	Baa1	4,313,078
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series 2019A, 5.000%, 11/01/44	11/29 at 100.00	A+	6,015,700
3,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A, 4.000%, 1/01/38	1/30 at 100.00	AA-	3,720,090
4,620	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019B, 4.000%, 1/01/40	1/30 at 100.00	AA-	5,182,023
1,100	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	1,217,557
1,250	Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series 2012B, 4.250%, 5/15/37	3/22 at 100.00	Aa2	1,253,688
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017C:
1,115	5.000%, 3/01/43 (Pre-refunded 3/01/28)	3/28 at 100.00	N/R (4)	1,342,549
1,660	5.000%, 3/01/43	3/28 at 100.00	AA	1,952,376
2,360	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43	3/28 at 100.00	AA	2,619,364
3,555	Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%, 12/15/38	12/30 at 100.00	AA-	4,090,916
3,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%, 8/01/44 – AGM Insured	8/24 at 100.00	A1	3,242,880
7,250	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016, 5.000%, 8/01/46	8/26 at 100.00	A1	8,205,985
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32 (Pre-refunded 11/15/22)	11/22 at 100.00	A+ (4)	2,069,160
1,100	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (AMT)	11/23 at 100.00	A	1,168,948
4,515	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	4,783,146

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
$20,460	5.000%, 12/01/43 (AMT)	12/28 at 100.00	A	$24,163,669
30,435	5.000%, 12/01/48 (AMT)	12/28 at 100.00	A	35,896,865
1,820	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Refunding & Improvement Series 2016A, 4.000%, 8/01/46	8/26 at 100.00	AA-	1,953,479
2,005	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	B	2,095,325
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
2,955	5.000%, 12/01/28	12/26 at 100.00	BBB-	3,375,053
2,000	5.000%, 12/01/29	12/26 at 100.00	BBB-	2,277,160
2,400	5.000%, 12/01/36	12/26 at 100.00	BBB-	2,689,056
1,605	5.000%, 12/01/40	12/26 at 100.00	BBB-	1,791,950
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
385	0.000%, 9/01/35	No Opt. Call	A	273,327
150	0.000%, 9/01/37	No Opt. Call	A	99,837
75	0.000%, 9/01/38	No Opt. Call	A	48,189
20	0.000%, 9/01/39	No Opt. Call	A	12,404
110	0.000%, 9/01/41	No Opt. Call	A	63,345
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,520	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	A	1,491,181
18,380	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	A	17,376,820
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
1,045	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	893,276
2,175	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	1,806,772
25,050	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	20,179,278
23,305	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	18,241,290
100	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	76,077
12,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	A	6,170,750
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
385	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	338,342
60,000	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	A	42,081,600
180	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A, 5.500%, 5/01/22 (AMT)	3/22 at 100.00	Baa2	180,036
1,250	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater Revenue Bonds, Improvement Series 2020A, 4.000%, 12/01/45 – AGM Insured	12/29 at 100.00	AA	1,425,787
4,000	Ebert Metropolitan District, Denver Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 – BAM Insured	12/28 at 100.00	A1	4,763,280

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,450	Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020, 4.000%, 12/01/49 – BAM Insured	12/30 at 100.00	AA	$2,777,638
695	Flying Horse Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/44 – AGM Insured	12/30 at 100.00	A2	790,702
1,860	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 4.000%, 12/01/40	12/25 at 100.00	Aa2	2,008,670
1,500	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Senior Series 2021A, 4.000%, 12/01/51 – AGM Insured	12/31 at 100.00	A2	1,657,335
4,000	Northern Colorado Water Conservancy District Building Corporation, Certificates of Participation, Refunding Series 2021, 4.000%, 7/01/46	7/31 at 100.00	AA+	4,562,080
	Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2016:
1,565	5.000%, 12/01/36	12/26 at 100.00	Baa3	1,755,007
2,100	5.000%, 12/01/46	12/26 at 100.00	Baa3	2,329,446
6,705	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	7,370,270
2,395	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/36 – AGM Insured	12/29 at 100.00	A	2,759,782
500	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51, 144A	3/26 at 103.00	N/R	534,935
700	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	A-	1,027,082
1,500	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	3/22 at 103.00	N/R	1,547,160
750	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/36 – AGM Insured	12/26 at 100.00	AA	854,543
	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016:
1,050	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	A3	1,209,968
1,000	4.125%, 12/01/37 – BAM Insured	12/26 at 100.00	A3	1,097,320
500	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/41	3/26 at 103.00	N/R	548,815
2,000	Upper Eagle Regional Water Authority, Eagle County, Colorado, Water Revenue Bonds, Refunding & Improvement Series 2020, 4.000%, 12/01/50 – AGM Insured	12/30 at 100.00	AA	2,300,380
2,000	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A, 4.000%, 12/01/36 – BAM Insured	12/26 at 100.00	A2	2,178,360
389,400	Total Colorado			383,676,340
	Connecticut – 1.3% (0.8% of Total Investments)
850	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A	1/26 at 102.00	BB+	926,781

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$3,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H, 5.000%, 7/01/24 (Pre-refunded 7/01/22) – AGM Insured	7/22 at 100.00	A2 (4)	$3,494,998
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender Option Bond Trust 2016-XG0059:
1,295	17.876%, 1/01/32, 144A (IF) (5)	1/23 at 100.00	Aa3	1,487,579
190	17.709%, 1/01/38, 144A (IF) (5)	1/23 at 100.00	Aa3	216,651
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2018A:
14,775	5.000%, 1/01/34	1/28 at 100.00	AA-	17,427,556
6,410	5.000%, 1/01/37	1/28 at 100.00	AA-	7,547,839
6,000	5.000%, 1/01/38	1/28 at 100.00	AA-	7,055,580
3,565	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A, 4.000%, 4/01/39 (Pre-refunded 4/01/22)	4/22 at 100.00	AA- (4)	3,586,533
4,000	University of Connecticut, General Obligation Bonds, Series 2020A, 5.000%, 2/15/39	2/30 at 100.00	A+	4,881,440
40,515	Total Connecticut			46,624,957
	Delaware – 0.2% (0.2% of Total Investments)
800	Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical Center Project, Series 2018, 5.000%, 6/01/48	12/28 at 100.00	BBB	924,320
7,255	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015, 5.000%, 6/01/55	6/25 at 100.00	AA-	8,010,028
8,055	Total Delaware			8,934,348
	District of Columbia – 2.2% (1.4% of Total Investments)
625	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (AMT)	3/22 at 100.00	AA+	627,444
1,805	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	A-	1,953,515
34,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	3/22 at 22.44	N/R	7,588,120
10,265	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/23 – AGM Insured (UB)	No Opt. Call	Aa1	10,825,366
	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
4,750	5.000%, 10/01/47	10/29 at 100.00	Baa2	5,625,995
6,000	4.000%, 10/01/49	10/29 at 100.00	Baa2	6,577,320
5,625	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	Baa1	5,667,694
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
2,000	4.000%, 10/01/44	10/29 at 100.00	Baa2	2,206,520
1,810	4.000%, 10/01/53 – AGM Insured	10/29 at 100.00	A2	1,999,417

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/36 – AGC Insured	No Opt. Call	A3	$1,362,500
5,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41 (Pre-refunded 10/01/26) – AGC Insured	10/26 at 100.00	A3 (4)	6,107,300
4,500	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2013A, 5.000%, 10/01/30 (AMT)	10/23 at 100.00	A+	4,763,790
12,550	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A, 5.000%, 10/01/46 (AMT)	10/31 at 100.00	A+	15,253,772
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Refunding Crossover Series 2017A-2, 5.000%, 7/01/33	7/27 at 100.00	AA-	1,170,880
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B:
1,500	5.000%, 7/01/29	7/27 at 100.00	AA-	1,769,940
3,000	5.000%, 7/01/42	7/27 at 100.00	AA-	3,487,320
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/38	7/27 at 100.00	AA-	1,165,810
97,430	Total District of Columbia			78,152,703
	Florida – 8.8% (5.6% of Total Investments)
1,480	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A, 5.000%, 11/15/37	11/23 at 100.00	BBB	1,549,738
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A:
450	5.000%, 9/01/45	9/23 at 100.00	BBB	467,411
2,260	5.000%, 9/01/48	9/23 at 100.00	BBB	2,345,202
7,500	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, 5.000%, 10/01/45 (AMT)	10/25 at 100.00	A	8,312,700
1,000	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2021, 4.000%, 7/01/39 – AGM Insured	7/31 at 100.00	AA	1,156,350
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A, 6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	101,237
175	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%, 9/15/40, 144A	9/27 at 100.00	N/R	191,548
14,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49 (AMT), 144A	1/24 at 107.00	N/R	15,211,700
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
12,000	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	3/22 at 103.00	N/R	12,189,840
15,985	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	3/22 at 103.00	N/R	16,215,983
4,165	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	Baa1 (4)	4,196,612

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017A:
$31,985	5.000%, 10/01/47 (AMT)	10/27 at 100.00	A	$37,274,679
9,065	5.000%, 10/01/52 (AMT)	10/27 at 100.00	A	10,545,224
3,890	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Series 2016A, 5.000%, 10/01/40 (AMT)	10/26 at 100.00	A+	4,433,316
6,020	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (AMT)	10/24 at 100.00	A	6,516,229
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, 5.000%, 10/01/48 (AMT)	10/28 at 100.00	A+	5,883,700
2,290	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40	10/24 at 100.00	A	2,502,558
10,305	Hillsborough County Aviation Authority, Florida, Tampa International Airport Customer Facility Charge Revenue Bonds, Series 2015A, 5.000%, 10/01/44	10/24 at 100.00	BBB+	11,171,238
10,200	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 4.000%, 8/01/50	2/31 at 100.00	Baa1	11,317,206
5,000	Hillsborough County Port District, Florida, Revenue Bonds, Tampa Port Authority Project, Series 2018B, 5.000%, 6/01/46 (AMT)	6/28 at 100.00	A	5,759,500
5,075	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015, 5.000%, 11/15/35 (Pre-refunded 11/15/24)	11/24 at 100.00	A2 (4)	5,614,320
9,820	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	A1	10,480,002
2,000	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017, 5.125%, 7/01/46	7/27 at 100.00	BB+	2,010,680
2,930	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2012A, 5.000%, 4/01/42	4/23 at 100.00	A-	3,046,907
8,070	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45	4/25 at 100.00	A-	8,905,971
12,545	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	14,573,778
2,560	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children's Hospital Project, Refunding Series 2021A, 4.000%, 8/01/51	8/31 at 100.00	A	2,870,605
1,500	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%, 8/01/42	8/27 at 100.00	A	1,735,515
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/29 (Pre-refunded 10/01/22) (AMT)	10/22 at 100.00	A- (4)	1,029,090
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2014B, 5.000%, 10/01/37	10/24 at 100.00	A-	1,085,430
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/35 (AMT)	10/24 at 100.00	A-	5,425,750
6,025	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (AMT)	10/25 at 100.00	A-	6,650,877
2,865	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B, 5.000%, 10/01/37 (Pre-refunded 10/01/22)	10/22 at 100.00	A2 (4)	2,950,291

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$3,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	$3,056,850
12,370	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	A+ (4)	12,738,255
6,035	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B, 4.000%, 10/01/49	10/29 at 100.00	A+	6,762,640
3,375	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021, 4.000%, 10/01/48	4/31 at 100.00	A+	3,858,671
2,360	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/44	10/29 at 100.00	BBB-	2,785,107
2,000	Palm Beach County Health Facilities Authority, Florida, Retirement Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc Obligated Group, Series 2016, 5.000%, 11/15/32	11/26 at 100.00	A-	2,310,060
115	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34	6/22 at 102.00	N/R	119,811
4,635	Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery Zone Facility Bond Series 2014B, 5.000%, 9/01/43	9/24 at 100.00	AA-	5,063,135
10,095	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	11,764,107
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Refunding Series 2017:
5,770	5.000%, 8/15/42	8/27 at 100.00	A1	6,769,941
6,040	5.000%, 8/15/47	8/27 at 100.00	A1	7,024,278
705	Southeast Overtown/Park West Community Redevelopement Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/30, 144A	3/24 at 100.00	BBB+	751,692
1,500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.250%, 7/01/44	1/24 at 100.00	A-	1,599,480
700	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/29	9/22 at 100.00	A+	717,017
2,405	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A, 4.000%, 11/15/46	5/26 at 100.00	Aa2	2,607,862
	Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and Research Institute, Series 2020B:
1,000	5.000%, 7/01/40	7/30 at 100.00	A-	1,230,460
1,845	4.000%, 7/01/45	7/30 at 100.00	A-	2,055,736
14,610	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A2 (4)	14,883,792
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (8)	5/22 at 100.00	N/R	84,878
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (7)	3/22 at 100.00	N/R	1
290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 6.610%, 5/01/40	3/22 at 100.00	N/R	290,861
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (8)	3/22 at 100.00	N/R	142,369

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)	3/22 at 100.00	N/R	$2
750	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2020A, 4.000%, 10/15/38	10/29 at 100.00	A2	837,503
6,510	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45	6/25 at 100.00	A-	7,121,289
289,950	Total Florida			318,296,984
	Georgia – 2.3% (1.5% of Total Investments)
1,820	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40	7/25 at 100.00	A	2,046,990
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/32	5/25 at 100.00	AA-	5,604,950
8,875	Crisp County Hospital Authority, Georgia, Revenue Anticipation Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/46	7/31 at 100.00	A1	9,930,948
1,040	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc., Series 1996, 5.500%, 8/15/26 – NPFG Insured	No Opt. Call	Baa2	1,133,662
	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A:
2,000	5.000%, 4/01/47	4/27 at 100.00	A	2,311,000
14,710	4.000%, 4/01/50	4/30 at 100.00	A	16,300,887
3,180	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 5.000%, 1/01/63	7/28 at 100.00	BBB+	3,740,825
2,935	Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/51	7/31 at 100.00	AA	3,335,628
	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019A:
1,460	5.000%, 5/15/43	5/29 at 100.00	A3	1,690,417
5,000	5.000%, 5/15/49	No Opt. Call	A3	6,968,250
3,265	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015B, 5.000%, 7/01/41	7/26 at 100.00	AA-	3,749,950
10,260	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A, 5.000%, 7/01/60	7/25 at 100.00	Baa1	11,388,600
5,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	5,761,450
3,290	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2021, 4.000%, 10/01/50	10/31 at 100.00	Baa1	3,670,752
5,370	Rockdale County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/44	7/29 at 100.00	A1	5,915,753
73,205	Total Georgia			83,550,062
	Guam – 0.7% (0.4% of Total Investments)
2,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/34	11/25 at 100.00	BB	2,217,960
	Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2013C:
60	6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	64,122
65	6.375%, 10/01/43 (Pre-refunded 10/01/23) (AMT)	10/23 at 100.00	Baa2 (4)	70,647

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam (continued)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$1,870	5.250%, 6/01/32	2/22 at 100.00	N/R	$1,870,729
2,915	5.625%, 6/01/47	2/22 at 100.00	N/R	2,915,962
1,300	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	Baa2	1,388,686
3,250	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	3,455,693
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
245	5.000%, 7/01/27	7/26 at 100.00	Baa2	277,739
1,240	5.000%, 1/01/46	7/26 at 100.00	Baa2	1,378,148
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	Baa2	1,176,560
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/23	No Opt. Call	BB	1,068,110
2,000	5.000%, 12/01/33	12/26 at 100.00	BB	2,267,340
2,260	5.000%, 12/01/34	12/26 at 100.00	BB	2,559,812
1,175	5.000%, 12/01/46	12/26 at 100.00	BB	1,315,859
	Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
510	5.000%, 7/01/32 (AMT)	7/28 at 100.00	Baa2	583,889
355	5.000%, 7/01/33 (AMT)	7/28 at 100.00	Baa2	405,609
1,250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	BBB	1,280,625
	Guam Power Authority, Revenue Bonds, Series 2014A:
600	5.000%, 10/01/39	10/24 at 100.00	BBB	648,960
575	5.000%, 10/01/44	10/24 at 100.00	BBB	619,982
23,670	Total Guam			25,566,432
	Hawaii – 1.7% (1.1% of Total Investments)
13,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A1	13,775,450
6,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Refunding Series 2017B, 4.000%, 3/01/37 (AMT)	3/27 at 100.00	Baa1	6,489,360
11,205	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	A+	12,349,143
10,000	Hawaii State, Airport System Revenue Bonds, Series 2018A, 5.000%, 7/01/43 (AMT)	7/28 at 100.00	A+	11,759,700
10,000	Hawaii State, Airport System Revenue Bonds, Series 2022, 5.000%, 7/01/51 (AMT) (WI/DD, Settling 2/03/22)	7/32 at 100.00	N/R	12,092,000
5,000	Hawaii State, General Obligation Bonds, Series 2017FK, 4.000%, 5/01/35	5/27 at 100.00	Aa2	5,559,450
55,205	Total Hawaii			62,025,103
	Idaho – 0.8% (0.5% of Total Investments)
5,000	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Helath Group, Series 2017A, 5.000%, 12/01/47	12/27 at 100.00	AA-	5,796,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
$11,205	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Helath Group, Series 2017ID, 5.000%, 12/01/46	6/27 at 100.00	AA-	$12,886,534
1,700	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/29	9/26 at 100.00	BB+	1,911,820
6,485	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2021A, 4.000%, 3/01/51	3/32 at 100.00	A3	7,295,690
	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A:
1,155	4.750%, 9/01/26	9/22 at 100.00	A3	1,182,639
310	5.000%, 9/01/32	9/22 at 100.00	A3	317,484
25,855	Total Idaho			29,390,467
	Illinois – 13.7% (8.7% of Total Investments)
6,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	7,001,160
9,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB	10,838,595
2,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB	2,852,208
11,295	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB	14,014,836
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	BB	9,652,168
7,140	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	BB	6,648,768
4,325	0.000%, 12/01/29 – FGIC Insured	No Opt. Call	BB	3,597,102
4,235	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	BB	3,301,564
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	BB	9,732,800
8,845	5.500%, 12/01/26 – NPFG Insured	No Opt. Call	BB	9,906,754
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018A:
5,450	5.000%, 1/01/48 (AMT)	1/29 at 100.00	A	6,306,467
10,285	5.000%, 1/01/53 (AMT)	1/29 at 100.00	A	11,914,350
2,245	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (AMT)	1/25 at 100.00	A	2,435,084
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2017D:
11,250	5.000%, 1/01/42 (AMT)	1/27 at 100.00	A	12,886,425
3,000	5.000%, 1/01/47 (AMT)	1/27 at 100.00	A	3,436,500
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
4,115	0.000%, 1/01/33 – FGIC Insured	No Opt. Call	BBB-	3,087,032
29,600	0.000%, 1/01/38 – FGIC Insured	No Opt. Call	BBB-	18,673,456

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$11,675	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	$13,709,485
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
4,000	5.000%, 1/01/40	1/29 at 100.00	BBB-	4,592,480
7,445	5.500%, 1/01/49	1/29 at 100.00	BBB-	8,723,455
7,990	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series 1999, 5.500%, 1/01/23 – FGIC Insured	No Opt. Call	BBB-	8,303,208
6,335	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%, 1/01/30 – NPFG Insured	No Opt. Call	Baa2	7,499,373
1,500	Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001, 5.750%, 11/01/30 – AMBAC Insured	No Opt. Call	Baa2	1,763,220
4,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2017, 5.000%, 12/01/47	12/27 at 100.00	A+	5,100,075
3,000	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A, 5.000%, 11/15/31	11/26 at 100.00	A2	3,453,480
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018:
500	5.000%, 11/15/34	11/26 at 100.00	A2	573,600
4,550	5.000%, 11/15/35	11/26 at 100.00	A2	5,217,485
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002.RMKT:
5,000	4.450%, 11/01/36	11/25 at 102.00	A2	5,616,100
815	4.500%, 11/01/36	11/24 at 100.00	A	882,963
2,785	5.500%, 11/01/36	11/23 at 100.00	A	3,005,628
410	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 6.000%, 12/01/45, 144A	12/25 at 100.00	N/R	454,961
	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015:
1,930	5.000%, 5/01/45 (UB) (5)	5/25 at 100.00	N/R	2,155,038
12,025	5.000%, 5/01/45 (Pre-refunded 5/01/25) (UB)	5/25 at 100.00	Aa3 (4)	13,447,437
2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016, 4.000%, 3/01/38	3/26 at 100.00	AA-	2,159,800
2,500	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/33	2/27 at 100.00	Aa2	2,913,900
3,000	Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding Series 2021A, 4.000%, 8/01/51	8/31 at 100.00	BBB+	3,245,490
4,985	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/32 (Pre-refunded 9/01/22)	9/22 at 100.00	AA+ (4)	5,112,716
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
4,750	5.000%, 9/01/39 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	5,207,805
6,000	5.000%, 9/01/42 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	6,578,280
10,745	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A3	12,008,075

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
$415	5.500%, 7/01/28	7/23 at 100.00	A-	$440,178
390	6.000%, 7/01/43	7/23 at 100.00	A-	416,785
4,250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015B, 5.000%, 11/15/39	5/25 at 100.00	A+	4,675,722
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	A3	623,784
3,745	5.000%, 8/15/44	8/25 at 100.00	A3	4,159,309
7,850	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed Period Series 2021A, 3.000%, 8/15/48	8/31 at 100.00	AA-	7,612,302
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A:
330	5.000%, 10/01/46	10/25 at 100.00	AA-	368,864
2,670	5.000%, 10/01/46 (Pre-refunded 10/01/25)	10/25 at 100.00	N/R (4)	3,026,178
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc., Series 2001, 5.950%, 2/20/36	2/22 at 100.00	Aa3	2,004,520
1,830	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/32 – AGM Insured	6/24 at 100.00	BB+	1,956,746
450	Illinois State, General Obligation Bonds, December Series 2017A, 5.000%, 12/01/39	12/27 at 100.00	BBB-	512,591
	Illinois State, General Obligation Bonds, February Series 2014:
5,705	5.250%, 2/01/33	2/24 at 100.00	BBB-	6,114,391
5,815	5.250%, 2/01/34	2/24 at 100.00	BBB-	6,231,180
2,000	5.000%, 2/01/39	2/24 at 100.00	BBB-	2,126,920
	Illinois State, General Obligation Bonds, January Series 2016:
3,500	5.000%, 1/01/29	1/26 at 100.00	BBB-	3,927,000
8,250	5.000%, 1/01/32	1/26 at 100.00	BBB-	9,226,635
4,200	Illinois State, General Obligation Bonds, June Series 2016, 5.000%, 6/01/27	6/26 at 100.00	BBB-	4,764,900
1,025	Illinois State, General Obligation Bonds, March Series 2012, 5.000%, 3/01/34	3/22 at 100.00	BBB-	1,028,065
	Illinois State, General Obligation Bonds, May Series 2020:
1,635	5.500%, 5/01/30	No Opt. Call	BBB-	2,024,244
5,305	5.500%, 5/01/39	5/30 at 100.00	BBB-	6,463,665
3,000	5.750%, 5/01/45	5/30 at 100.00	BBB-	3,671,970
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/37	11/26 at 100.00	BBB-	1,698,420
3,510	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/27	No Opt. Call	BBB-	4,023,934
2,375	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	BBB-	2,422,381
	Illinois State, General Obligation Bonds, Series 2013:
2,500	5.250%, 7/01/31	7/23 at 100.00	BBB-	2,639,300
1,520	5.500%, 7/01/38	7/23 at 100.00	BBB-	1,606,260
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	A1	1,447,536

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$4,685	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	A1	$5,206,066
4,435	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/40	1/26 at 100.00	A1	4,981,835
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A:
1,600	5.000%, 1/01/41	1/31 at 100.00	A1	1,978,528
10,000	5.000%, 1/01/45	1/31 at 100.00	A1	12,221,600
7,770	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2021A, 4.000%, 1/01/46	1/32 at 100.00	N/R	8,795,795
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0052:
1,875	17.640%, 1/01/38, 144A (IF)	1/23 at 100.00	A1	2,157,450
1,815	17.657%, 1/01/38, 144A (IF)	1/23 at 100.00	A1	2,088,702
625	Macon and DeWitt Counties Community Unit School District 2 Maroa-Forsyth, Illinois, General Obligation Bonds, Series 2021, 4.000%, 12/01/41 – AGM Insured	12/30 at 100.00	N/R	706,338
2,500	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Alternate Revenue Source Refunding School Series 2020C, 4.000%, 1/01/40 – AGM Insured	1/27 at 100.00	A3	2,706,375
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General Obligation Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured	No Opt. Call	Aa2	8,905,230
1,890	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BB+	2,060,516
1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53	12/25 at 100.00	BB+	1,108,530
4,780	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57	12/27 at 100.00	BB+	5,356,181
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A:
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	BB+	12,121,742
23,575	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	BB+	22,866,807
10,775	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BB+	10,217,825
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
155	0.000%, 12/15/23 (ETM)	No Opt. Call	N/R (4)	151,500
6,610	0.000%, 12/15/23	No Opt. Call	Baa2	6,411,436
5,000	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BB+	3,523,500
1,100	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BB+	749,826
3,805	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BB+	2,109,568
1,890	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AA+ (4)	2,158,701
2,130	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021, 4.000%, 10/01/40 – BAM Insured	4/31 at 100.00	Ba2	2,414,611
3,500	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured	No Opt. Call	A1	3,618,160

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,395	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	$2,373,373
	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015:
2,250	5.000%, 3/01/29	3/25 at 100.00	A3	2,491,043
3,505	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	A2	3,861,529
	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013:
1,580	6.000%, 10/01/32	10/23 at 100.00	Baa1	1,694,487
9,625	6.250%, 10/01/38	10/23 at 100.00	Baa1	10,390,572
2,845	6.000%, 10/01/42	10/23 at 100.00	Baa1	3,057,152
4,930	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	A2	4,878,432
475,625	Total Illinois			496,586,513
	Indiana – 1.6% (1.0% of Total Investments)
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community School Corporation, Series 2000, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa2	6,127,099
1,480	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	1,572,929
2,865	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/23)	5/23 at 100.00	A (4)	3,014,839
10,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	AA	11,199,200
7,480	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40	6/25 at 100.00	AA	8,343,342
	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A:
3,015	5.000%, 7/01/44 (Pre-refunded 7/01/23) (AMT)	7/23 at 100.00	BBB+ (4)	3,184,714
1,420	5.000%, 7/01/48 (Pre-refunded 7/01/23) (AMT)	7/23 at 100.00	BBB+ (4)	1,499,932
1,500	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 7/01/40 (Pre-refunded 7/01/23) (AMT)	7/23 at 100.00	BBB+ (4)	1,584,435
5,115	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A+	5,896,470
1,650	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Series 2021-1, 4.000%, 10/01/38	10/31 at 100.00	A1	1,928,256
4,500	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2012A, 4.000%, 10/01/42	10/22 at 100.00	Aa3	4,583,880
4,375	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/42	7/26 at 100.00	A+	5,016,769
3,985	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	4,382,544
53,565	Total Indiana			58,334,409

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa – 0.2% (0.1% of Total Investments)
$850	Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise Retirement Community Project, Refunding Series 2021, 5.000%, 9/01/41	9/28 at 102.00	N/R	$890,418
1,505	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	1,524,384
1,335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	1,420,520
1,990	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	2,143,787
5,290	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%, 6/01/65	6/31 at 25.58	N/R	840,793
790	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Senior Class 1 Series 2021A-2, 4.000%, 6/01/49	6/31 at 100.00	BBB+	865,982
11,760	Total Iowa			7,685,884
	Kansas – 0.1% (0.1% of Total Investments)
3,965	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A, 5.000%, 7/01/48	7/28 at 100.00	A	4,646,464
340	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	3/22 at 100.00	BBB	340,082
4,305	Total Kansas			4,986,546
	Kentucky – 0.6% (0.4% of Total Investments)
2,730	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa2	3,001,771
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation First Tier Series 2013C:
4,790	6.750%, 7/01/43 (8)	7/31 at 100.00	Baa2	5,808,450
3,655	6.875%, 7/01/46 (8)	7/31 at 100.00	Baa2	4,442,214
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, First Tier Series 2013A:
8,360	5.750%, 7/01/49 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	8,930,654
585	6.000%, 7/01/53 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	626,722
20,120	Total Kentucky			22,809,811
	Louisiana – 3.2% (2.0% of Total Investments)
4,405	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	4,570,892
2,665	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B, 5.000%, 2/01/39 (Pre-refunded 2/01/25)	2/25 at 100.00	AA- (4)	2,966,971
3,130	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	A1	3,711,585
	Lafayette Parish School Board, Louisiana, Sales Tax Revenue Bonds, Series 2018:
1,500	4.000%, 4/01/40	4/27 at 100.00	AA+	1,652,670
4,685	4.000%, 4/01/43	4/27 at 100.00	AA+	5,140,054

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$5,200	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/44 (Pre-refunded 2/01/24)	2/24 at 100.00	A+ (4)	$5,612,620
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
5,000	5.000%, 5/15/42	5/27 at 100.00	A3	5,732,000
1,090	5.000%, 5/15/46	5/27 at 100.00	A3	1,248,410
11,700	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49	5/30 at 100.00	A3	13,046,319
7,445	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A	7/23 at 100.00	N/R	7,786,949
1,265	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/45 (Pre-refunded 11/01/25)	11/25 at 100.00	N/R (4)	1,442,062
3,570	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50	6/30 at 100.00	A+	3,974,552
1,830	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016, 4.000%, 5/15/35	5/26 at 100.00	A3	1,975,741
330	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A2	348,431
14,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2015A, 4.000%, 5/01/41 (Pre-refunded 5/01/25)	5/25 at 100.00	AA- (4)	15,258,880
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015B:
6,235	5.000%, 1/01/40 (AMT)	1/25 at 100.00	A-	6,759,239
6,895	5.000%, 1/01/45 (AMT)	1/25 at 100.00	A-	7,468,595
7,800	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/48 (AMT)	1/27 at 100.00	A-	8,889,972
1,000	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/28 – AGM Insured	12/22 at 100.00	A2	1,034,980
5,350	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44 (Pre-refunded 6/01/24)	6/24 at 100.00	A (4)	5,826,525
1,200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44 (Pre-refunded 12/01/24)	12/24 at 100.00	A- (4)	1,327,416
485	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	490,442
5,655	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A-	6,368,887
1,650	Tangipahoa Water District, Tangipahoa, Louisiana, Water Revenue Bonds, Series 2021, 4.000%, 12/01/51 – BAM Insured	12/31 at 100.00	N/R	1,876,314
104,085	Total Louisiana			114,510,506

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine – 0.5% (0.3% of Total Investments)
$2,775	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	Ba1 (4)	$2,937,282
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
3,820	4.000%, 7/01/41	7/26 at 100.00	Ba1	4,116,241
2,800	4.000%, 7/01/46	7/26 at 100.00	Ba1	3,000,004
3,245	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	A+	3,826,699
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bates College, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	A+	2,101,840
1,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A, 4.000%, 7/01/50 – AGM Insured	7/31 at 100.00	A1	1,130,010
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
1,290	5.000%, 7/01/33	7/24 at 100.00	A-	1,400,269
1,020	5.000%, 7/01/34	7/24 at 100.00	A-	1,106,425
17,950	Total Maine			19,618,770
	Maryland – 10.8% (6.9% of Total Investments)
1,855	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory Put 1/01/27)	3/22 at 100.00	AA+	1,859,990
1,000	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2019, 5.000%, 10/01/44	10/29 at 100.00	Aa1	1,231,320
1,200	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages of Dorchester & Farmington Village Projects, Series 2013, 5.000%, 7/01/32	7/23 at 100.00	AA	1,264,584
	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
1,000	3.625%, 1/01/37	1/26 at 100.00	A	1,068,660
2,220	5.000%, 1/01/37	1/26 at 100.00	A	2,492,638
2,500	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2020, 4.000%, 1/01/50	1/27 at 103.00	A	2,792,675
635	Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc Facility, Series 2020, 4.000%, 1/01/50	1/27 at 103.00	A	711,575
9,215	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/42	9/27 at 100.00	CCC	9,635,757
2,480	Baltimore, Maryland, Project and Revenue Refunding Bonds, Water Projects, Series 2013B, 5.000%, 7/01/38 (Pre-refunded 1/01/24)	1/24 at 100.00	AA- (4)	2,667,463
1,000	Baltimore, Maryland, Revenue Bonds, Storm Water Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	AA-	1,207,550
2,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	AA	2,415,100
5,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate Series 2014C, 5.000%, 7/01/44	1/25 at 100.00	AA-	5,524,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate Series 2017A:
$2,000	5.000%, 7/01/46	1/27 at 100.00	AA-	$2,328,440
2,000	5.000%, 7/01/46 (UB)	1/27 at 100.00	AA-	2,328,440
	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1994A:
175	5.000%, 7/01/24 – FGIC Insured	No Opt. Call	AA-	177,861
1,620	5.000%, 7/01/24 – FGIC Insured (ETM)	No Opt. Call	AA- (4)	1,720,894
2,340	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	8/21 at 100.00	AA (4)	2,629,692
3,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2020A, 4.000%, 7/01/45	7/30 at 100.00	AA-	3,413,460
2,500	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2014A, 5.000%, 7/01/44	1/25 at 100.00	A+	2,762,100
6,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A, 5.000%, 7/01/41 (UB)	1/27 at 100.00	AA-	6,991,620
1,450	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.500%, 6/01/43	6/26 at 100.00	N/R	1,546,294
	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015:
525	5.000%, 6/15/30	6/24 at 100.00	BBB+	563,645
425	5.000%, 6/15/33	6/24 at 100.00	BBB+	455,332
	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A:
1,270	4.500%, 9/01/33	9/27 at 100.00	N/R	1,376,007
240	5.000%, 9/01/38	9/27 at 100.00	N/R	264,878
	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016:
1,895	5.000%, 6/01/36	6/26 at 100.00	N/R	2,050,163
250	5.125%, 6/01/43	6/26 at 100.00	N/R	268,363
2,000	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2019A, 3.625%, 6/01/46, 144A	6/29 at 100.00	N/R	2,028,900
350	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2019B, 3.875%, 6/01/46, 144A	6/23 at 100.00	N/R	351,225
	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Refunding Series 2019:
450	4.000%, 7/01/29	1/29 at 100.00	N/R	498,938
739	5.000%, 7/01/36	1/29 at 100.00	N/R	844,019
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary's University Inc., Series 2017A:
3,000	5.000%, 9/01/37, 144A	9/27 at 100.00	BB+	3,286,740
1,750	5.000%, 9/01/45, 144A	9/27 at 100.00	BB+	1,890,262
414	Frederick County, Maryland, Special Obligation Bonds, Lake Linganore Village Community Development Series 2001A, 5.700%, 7/01/29 – RAAI Insured	3/22 at 100.00	AA	415,929

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020A:
$1,020	4.000%, 7/01/38	7/30 at 100.00	A-	$1,160,658
500	4.000%, 7/01/39	7/30 at 100.00	A-	568,125
370	Frederick County, Maryland, Tax Increment and Special Tax B Limited Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019, 3.750%, 7/01/39	7/29 at 100.00	N/R	381,600
120	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B, 4.625%, 7/01/43, 144A	7/30 at 102.00	N/R	137,528
3,000	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Obligated Group Project, Refunding Series 2018A, 5.000%, 1/01/36	1/24 at 104.00	BBB	3,278,190
	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments, Series 2014A:
1,500	4.000%, 6/01/34	6/24 at 100.00	A+	1,571,250
1,550	5.000%, 6/01/44	6/24 at 100.00	A+	1,650,936
1,860	Howard County Housing Commission, Maryland, Revenue Bonds, Gateway Village Apartments, Series 2016, 4.000%, 6/01/46	6/26 at 100.00	A+	1,970,726
	Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills Project, Series 2013:
2,000	4.625%, 10/01/28	10/23 at 100.00	A+	2,085,100
3,000	5.000%, 10/01/28	10/23 at 100.00	A+	3,148,470
1,000	Howard County Housing Commission, Maryland, Revenue Bonds, Woodfield Oxford Square Apartments, Series 2017, 5.000%, 12/01/42	12/27 at 100.00	A+	1,128,090
1,290	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding Series 2016, 5.000%, 4/01/46	4/27 at 100.00	N/R	1,324,120
1,710	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding Series 2017, 5.000%, 4/01/36	4/27 at 100.00	N/R	1,777,648
1,420	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014, 6.100%, 2/15/44	2/24 at 100.00	N/R	1,475,465
	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A:
1,500	4.125%, 2/15/34, 144A	2/26 at 100.00	N/R	1,555,575
1,550	4.375%, 2/15/39, 144A	2/26 at 100.00	N/R	1,611,860
850	4.500%, 2/15/47, 144A	2/26 at 100.00	N/R	880,107
	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016:
2,125	5.000%, 7/01/31	7/25 at 100.00	N/R	2,217,714
1,640	5.000%, 7/01/34	7/25 at 100.00	N/R	1,696,908
1,220	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2000A, 2.800%, 7/01/45	7/29 at 100.00	Aa2	1,208,203
1,195	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2014D, 3.900%, 7/01/40	1/24 at 100.00	Aa2	1,231,961
680	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2017C, 3.550%, 7/01/42	1/27 at 100.00	Aa2	711,008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$700	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2020E, 2.350%, 7/01/45	1/30 at 100.00	Aa2	$658,049
1,445	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C, 3.000%, 3/01/42	3/29 at 100.00	AA	1,475,909
2,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020D, 2.100%, 9/01/40	9/29 at 100.00	AA	1,834,120
2,570	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021A, 2.000%, 9/01/43	3/30 at 100.00	AA	2,258,953
2,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Taxable Series 2019D, 3.350%, 7/01/49	7/29 at 100.00	Aa2	2,077,720
1,000	Maryland Community Development Administration, Department of Housing and Community Development, Multifamily Development Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%, 12/15/31	12/24 at 100.00	Aaa	1,040,210
1,150	Maryland Community Development Administration, Local Government Infrastructure Bonds, Senior Obligation Series 2020A-1, 4.000%, 6/01/40	6/30 at 100.00	Aa2	1,312,483
720	Maryland Community Development Administration, Local Government Infrastructure Bonds, Subordinate Obligation Series 2019B-2, 4.000%, 6/01/49	6/29 at 100.00	Aa3	801,792
600	Maryland Economic Development Corporation Economic Development Revenue Bonds, Terminal Project, Series 2019A, 5.000%, 6/01/49 (AMT)	6/29 at 100.00	Baa3	693,948
	Maryland Economic Development Corporation Economic Development Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A:
1,000	5.000%, 6/01/31	6/28 at 100.00	Baa3	1,176,200
1,125	5.000%, 6/01/32	6/28 at 100.00	Baa3	1,320,536
3,360	5.000%, 6/01/35	6/28 at 100.00	Baa3	3,935,702
1,500	Maryland Economic Development Corporation, Air Cargo Obligated Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019, 4.000%, 7/01/44 (AMT)	7/29 at 100.00	BBB	1,663,155
	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds Baltimore City Project, Subordinate Parking Facilities Revenue Bonds, Series 2018C:
1,250	4.000%, 6/01/48	6/28 at 100.00	BB-	1,089,525
1,080	4.000%, 6/01/58	6/28 at 100.00	BB-	904,576
3,725	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds, Series 2018A, 5.000%, 6/01/58	6/28 at 100.00	BB	3,912,144
5,810	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	3/22 at 100.00	BB-	5,877,512
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 2.500%, 12/01/31 (7)	3/22 at 100.00	N/R	1,200,000
	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017:
1,100	5.000%, 7/01/36	7/27 at 100.00	BB+	1,203,972
470	5.000%, 7/01/37	3/22 at 100.00	BB+	470,888

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017:
$585	4.375%, 7/01/36	1/27 at 100.00	N/R	$635,696
355	4.500%, 7/01/44	1/27 at 100.00	N/R	385,747
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Refunding Series 2013:
500	5.000%, 6/01/27	6/23 at 100.00	Baa3	520,390
500	5.000%, 6/01/34	6/23 at 100.00	Baa3	516,640
1,510	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/33	7/22 at 100.00	BBB-	1,526,972
495	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien Series 2015, 5.000%, 7/01/39	7/25 at 100.00	BB+	529,373
1,110	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, Baltimore County Project, Refunding Series 2016, 3.600%, 7/01/35 – AGM Insured	3/22 at 100.00	A2	1,111,743
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
875	5.000%, 6/01/30 – AGM Insured	6/26 at 100.00	A2	996,275
240	5.000%, 6/01/31 – AGM Insured	6/26 at 100.00	A2	273,350
2,405	5.000%, 6/01/35 – AGM Insured	6/26 at 100.00	A2	2,742,999
780	5.000%, 6/01/43 – AGM Insured	6/26 at 100.00	A2	888,857
865	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Stevenson University, Series 2021A, 4.000%, 6/01/41	6/31 at 100.00	BBB-	969,414
360	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%, 7/01/45 (Mandatory Put 7/01/27)	1/27 at 100.00	A	417,298
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
990	4.000%, 7/01/32	7/25 at 100.00	BBB	1,061,181
2,470	4.250%, 7/01/35	7/25 at 100.00	BBB	2,673,182
1,740	5.000%, 7/01/45	7/25 at 100.00	BBB	1,914,000
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Hospital, Series 2001:
1,300	5.000%, 7/01/27 – AMBAC Insured	3/22 at 100.00	N/R	1,312,987
1,000	5.000%, 7/01/34 – AMBAC Insured	3/22 at 100.00	N/R	1,009,990
330	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Medical Institutions, Series 1996, 5.500%, 7/01/26 – AMBAC Insured	3/22 at 100.00	N/R	333,297
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B:
250	5.000%, 7/01/34	7/27 at 100.00	Baa3	278,410
4,820	5.000%, 7/01/38	7/27 at 100.00	Baa3	5,329,811

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
$90	5.000%, 7/01/36	7/26 at 100.00	BBB+	$102,533
1,450	5.000%, 7/01/38	7/26 at 100.00	BBB+	1,648,273
600	4.000%, 7/01/42	7/26 at 100.00	BBB+	642,930
1,540	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare Inc., Series 2021, 5.000%, 1/01/36	1/32 at 100.00	Baa3	1,917,084
4,020	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46	1/27 at 100.00	Baa3	4,708,385
1,355	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System Issue, Series 2012, 5.000%, 7/01/24	7/22 at 100.00	A3	1,379,647
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health System Issue, Refunding Series 2013, 5.000%, 7/01/38 (Pre-refunded 7/01/23)	7/23 at 100.00	A3 (4)	2,116,960
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2012A:
1,000	4.000%, 7/01/30 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	1,014,610
1,775	5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	1,808,263
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2016A:
2,125	5.000%, 1/01/36	7/26 at 100.00	A-	2,411,004
4,090	5.000%, 1/01/45	7/26 at 100.00	A-	4,595,360
	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Frederick Health System Issue; Series 2020:
1,000	3.250%, 7/01/39	7/30 at 100.00	Baa1	1,063,940
100	4.000%, 7/01/40	7/30 at 100.00	Baa1	113,929
280	4.000%, 7/01/45	7/30 at 100.00	Baa1	316,064
1,240	4.000%, 7/01/50	7/30 at 100.00	Baa1	1,391,801
4,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A, 4.250%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	Baa1 (4)	4,400,068
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2012A, 5.000%, 7/01/34	7/22 at 100.00	BBB+	711,095
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2017A:
1,100	5.000%, 7/01/37	7/27 at 100.00	BBB+	1,252,746
1,200	5.000%, 7/01/44	7/27 at 100.00	BBB+	1,355,532
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A:
265	5.125%, 7/01/37, 144A	7/27 at 100.00	N/R	285,654
500	5.250%, 7/01/47, 144A	7/27 at 100.00	N/R	533,895
2,405	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)	8/21 at 100.00	N/R (4)	2,675,683
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Health System Issue, Series 2015A, 4.000%, 5/15/40	5/25 at 100.00	AA-	2,676,050

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2012A:
$1,145	5.000%, 7/01/30 (Pre-refunded 7/01/22)	7/22 at 100.00	AA (4)	$1,166,698
1,050	5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	AA (4)	1,069,898
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2013B:
500	5.000%, 7/01/38	7/23 at 100.00	AA	526,185
4,375	4.250%, 7/01/41	7/23 at 100.00	AA	4,557,787
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	A+	2,262,300
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2017:
1,000	5.000%, 7/01/33	7/27 at 100.00	A+	1,155,190
2,500	4.000%, 7/01/42	7/27 at 100.00	A+	2,717,250
1,000	5.000%, 7/01/44	7/27 at 100.00	A+	1,157,970
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,500	4.000%, 7/01/35 (Pre-refunded 7/01/25)	7/25 at 100.00	A+ (4)	1,638,135
1,125	5.000%, 7/01/40 (Pre-refunded 7/01/25)	7/25 at 100.00	A+ (4)	1,266,098
2,975	4.125%, 7/01/47	7/25 at 100.00	A+	3,163,674
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2012A, 5.000%, 10/01/39 (Pre-refunded 10/01/22)	10/22 at 100.00	A (4)	1,287,213
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2014:
1,000	4.000%, 10/01/45	10/24 at 100.00	A	1,063,760
1,250	5.000%, 10/01/45	10/24 at 100.00	A	1,368,037
1,210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2019A, 5.000%, 10/01/49	10/29 at 100.00	A	1,450,887
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2012:
1,500	5.000%, 6/01/34	6/22 at 100.00	Baa1	1,518,330
3,000	5.000%, 6/01/47	6/22 at 100.00	Baa1	3,034,530
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2016:
175	5.000%, 6/01/36	6/26 at 100.00	Baa1	195,981
2,500	4.000%, 6/01/42	6/26 at 100.00	Baa1	2,662,850
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2017:
525	5.000%, 6/01/35	6/26 at 100.00	Baa1	588,494
1,000	5.000%, 6/01/42	6/26 at 100.00	Baa1	1,112,560
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/38	2/25 at 100.00	A	2,758,100

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$6,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	A	$7,019,340
2,850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Cente, Series 2011, 5.000%, 7/01/31	7/22 at 100.00	BBB+	2,895,685
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015:
2,790	5.000%, 7/01/39 (Pre-refunded 7/01/24)	7/24 at 100.00	A3 (4)	3,050,112
5,500	5.000%, 7/01/45 (Pre-refunded 7/01/24)	7/24 at 100.00	A3 (4)	6,012,765
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2017MD:
1,000	5.000%, 12/01/46	6/27 at 100.00	AA-	1,163,810
3,260	5.000%, 12/01/46 (UB) (5)	6/27 at 100.00	AA-	3,794,021
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A:
4,665	4.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A (4)	4,734,135
11,500	5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A (4)	11,717,925
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2015, 5.000%, 7/01/35	7/25 at 100.00	A	1,109,110
5,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/39	7/27 at 100.00	A	6,399,580
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Taxable Series 2017D, 4.000%, 7/01/48	1/28 at 100.00	A	2,176,620
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2020B, 4.000%, 4/15/50	4/30 at 100.00	A	2,801,050
12,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/34 (Pre-refunded 7/01/24)	7/24 at 100.00	N/R (4)	13,449,397
	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016:
4,395	5.000%, 5/01/33	5/26 at 100.00	AA-	5,042,515
3,650	5.000%, 5/01/35 (Pre-refunded 5/01/26)	5/26 at 100.00	AA- (4)	4,219,984
5,100	5.000%, 5/01/46 (Pre-refunded 5/01/26) (UB) (5)	5/26 at 100.00	AA- (4)	5,896,416
	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A:
2,000	5.000%, 5/01/35	5/28 at 100.00	AA-	2,382,460
2,000	5.000%, 5/01/36 (UB) (5)	5/28 at 100.00	AA-	2,379,380
6,250	5.000%, 5/01/42 (UB) (5)	5/28 at 100.00	AA-	7,420,000
1,500	Maryland Transportation Authority, Passenger Facility Charge Revenue Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport Project, Series 2019, 5.000%, 6/01/32 (AMT)	6/29 at 100.00	A-	1,798,905
3,000	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2020, 4.000%, 7/01/39	7/30 at 100.00	AA-	3,426,060
1,095	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2021A, 5.000%, 7/01/51	7/31 at 100.00	Aa2	1,358,260

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$1,500	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2014A, 3.875%, 7/01/39	7/24 at 100.00	Aaa	$1,549,215
	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015:
6,000	4.000%, 12/01/44	6/25 at 100.00	AA-	6,415,080
2,000	5.000%, 12/01/44 (UB) (5)	6/25 at 100.00	AA-	2,232,920
625	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Refunding Series 2012, 5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	A+ (4)	636,713
320	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	348,272
4,500	Prince George's County, Maryland, Certificates of Participation, University of Maryland Capital Region Medical Center, Series 2018, 5.000%, 10/01/43 (UB) (5)	10/28 at 100.00	AA+	5,429,520
	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2014A:
3,000	4.000%, 9/01/30	9/24 at 100.00	AAA	3,216,480
3,000	4.000%, 9/01/31	9/24 at 100.00	AAA	3,216,780
1,050	Prince George's County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 2017, 5.250%, 4/01/37	4/27 at 100.00	N/R	1,108,254
5,147	Prince George's County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	3/22 at 100.00	N/R	5,192,551
	Prince George's County, Maryland, Special Obligation Bonds, Westphalia Town Center Project, Series 2018:
1,300	5.125%, 7/01/39, 144A	7/28 at 100.00	N/R	1,426,633
2,200	5.250%, 7/01/48, 144A	7/28 at 100.00	N/R	2,411,838
2,099	Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	3/22 at 100.00	N/R	2,123,097
1,340	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Refunding Series 2017, 5.000%, 11/01/35	11/24 at 103.00	B-	1,437,512
795	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Refunding Series 2017A-2, 5.000%, 11/01/31	11/24 at 103.00	B-	856,581
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1:
1,070	5.000%, 11/01/28	11/24 at 103.00	B-	1,161,218
1,000	5.000%, 11/01/37	11/24 at 103.00	B-	1,071,110
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B:
500	5.000%, 11/01/42	11/24 at 103.00	B-	533,225
1,000	5.000%, 11/01/47	11/24 at 103.00	B-	1,063,450
	Washington County County Commissioners, Maryland, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019B:
1,000	5.000%, 1/01/29	No Opt. Call	BBB+	1,215,110
500	5.000%, 1/01/32	1/29 at 100.00	BBB+	598,540

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$2,000	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Second Series 2016, 5.000%, 6/01/35	6/26 at 100.00	AAA	$2,309,180
2,500	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2017, 5.000%, 6/15/25	No Opt. Call	AAA	2,819,650
2,500	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2018, 4.000%, 6/01/39	6/28 at 100.00	AAA	2,844,350
361,184	Total Maryland			392,479,204
	Massachusetts – 1.1% (0.7% of Total Investments)
10,860	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2021A-1, 4.000%, 7/01/51	7/31 at 100.00	Aa3	12,480,746
650	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37 (7)	3/22 at 100.00	N/R	195,000
815	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2010, 7.625%, 10/15/37 (7)	3/22 at 100.00	N/R	244,500
	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A:
275	5.000%, 6/01/39	6/29 at 100.00	BBB	330,033
270	4.000%, 6/01/49	6/29 at 100.00	BBB	299,902
825	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	916,649
3,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2016BB-1, 5.000%, 10/01/46	10/26 at 100.00	AA-	4,053,525
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option Bond Trust 2016-XG0070:
930	17.874%, 10/01/48, 144A (IF) (5)	10/23 at 100.00	AA-	1,157,469
505	17.979%, 10/01/48, 144A (IF) (5)	10/23 at 100.00	AA-	628,669
3,200	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015, 4.500%, 1/01/45	1/25 at 100.00	Baa2	3,397,536
1,220	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 5.125%, 1/01/25	1/23 at 100.00	BBB	1,268,471
2,300	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43	11/23 at 100.00	A	2,451,984
1,500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 4.000%, 7/01/41	7/26 at 100.00	BBB+	1,619,610
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University, Series 2015:
1,145	5.000%, 9/01/40	9/25 at 100.00	BBB	1,257,725
1,280	5.000%, 9/01/45	9/25 at 100.00	BBB	1,399,642
5,930	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43 (Pre-refunded 5/15/23)	5/23 at 100.00	Aa2 (4)	6,253,719

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$1,100	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A2	$1,074,436
36,305	Total Massachusetts			39,029,616
	Michigan – 3.4% (2.1% of Total Investments)
3,535	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	3,605,665
1,000	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 – AGM Insured	3/28 at 100.00	A2	1,101,310
6,910	Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 4.000%, 5/01/47	5/30 at 100.00	AA	7,873,807
	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020:
11,000	4.000%, 11/01/50	11/30 at 100.00	Aa3	12,366,750
5,375	4.000%, 11/01/55	11/30 at 100.00	Aa3	6,049,240
10,005	4.000%, 11/01/55	11/30 at 100.00	Aa3	11,159,677
5,000	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A, 4.000%, 2/15/44	8/29 at 100.00	A1	5,541,200
1,500	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series 2012, 5.000%, 11/15/42	11/22 at 100.00	A	1,546,860
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	A1	439,923
2,690	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3, 5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	A1	2,931,347
1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%, 7/01/36 – NPFG Insured	7/24 at 100.00	A2	1,083,990
6,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI-2, 4.000%, 3/01/51	3/32 at 100.00	N/R	6,818,520
1,405	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49	12/29 at 100.00	AA-	1,557,555
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015MI:
2,500	5.000%, 12/01/31 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (4)	2,538,150
3,670	5.000%, 12/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (4)	3,726,004
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/31 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA (4)	2,059,540
4,435	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40	12/30 at 100.00	BBB	5,424,227
5,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%, 11/15/47	11/26 at 100.00	Aa2	5,495,500
10,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, 5.000%, 4/15/34	10/25 at 100.00	AA-	11,276,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$5,200	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (4)	$5,278,468
10,000	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program, Series 2021A, 4.000%, 11/15/44	11/31 at 100.00	Aa2	11,510,200
3,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/37	12/22 at 100.00	A-	3,104,430
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D:
1,325	5.000%, 12/01/40	12/25 at 100.00	A-	1,490,161
1,200	5.000%, 12/01/45	12/25 at 100.00	A-	1,347,684
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2017B:
1,350	5.000%, 12/01/42 (AMT)	12/27 at 100.00	A-	1,574,532
3,140	5.000%, 12/01/47 (AMT)	12/27 at 100.00	A-	3,669,969
1,120	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/36	11/25 at 100.00	A+	1,263,505
109,765	Total Michigan			121,834,714
	Minnesota – 1.8% (1.1% of Total Investments)
310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/36	8/26 at 100.00	BB+	324,812
2,000	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	2,191,940
150	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings - Southeast Twin Cities Transmission Project, Refunding Series 2021, 3.000%, 1/01/38 – AGM Insured	1/30 at 100.00	A1	156,717
500	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A, 4.000%, 7/01/37	7/25 at 100.00	BB+	516,095
5,625	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A, 5.000%, 2/15/53	2/28 at 100.00	A-	6,489,619
235	Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin Career & Technical High School Project, Series 2021A, 4.000%, 6/01/41	6/29 at 102.00	N/R	235,261
3,010	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	3,288,365
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
1,235	5.000%, 1/01/37 (AMT)	7/29 at 100.00	A	1,473,133
5,000	5.000%, 1/01/44 (AMT)	7/29 at 100.00	A	5,892,850
2,500	5.000%, 1/01/49 (AMT)	7/29 at 100.00	A	2,935,975
2,295	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/46	1/27 at 100.00	A+	2,655,361

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2016D:
$470	5.000%, 1/01/32 (AMT)	1/27 at 100.00	A	$539,419
450	5.000%, 1/01/35 (AMT)	1/27 at 100.00	A	516,533
580	5.000%, 1/01/37 (AMT)	1/27 at 100.00	A	665,132
750	5.000%, 1/01/41 (AMT)	1/27 at 100.00	A	858,630
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017:
1,460	4.000%, 3/01/41	3/27 at 100.00	Aa2	1,604,934
1,700	4.000%, 3/01/47	3/27 at 100.00	Aa2	1,869,031
2,150	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Refunding Series 2017, 4.000%, 3/01/48	3/27 at 100.00	Aa3	2,363,323
270	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021A, 3.000%, 8/01/36	8/31 at 100.00	Aa2	284,342
770	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021B, 3.000%, 8/01/36	8/31 at 100.00	Aa2	815,615
910	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2018A, 4.000%, 11/15/48	5/28 at 100.00	AA	1,015,296
1,520	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/50	12/24 at 100.00	BBB-	1,628,102
4,280	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A, 5.000%, 9/01/55	9/30 at 100.00	BB+	4,823,132
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A:
2,205	5.500%, 9/01/36	9/26 at 100.00	BB+	2,479,390
5,000	5.750%, 9/01/46	9/26 at 100.00	BB+	5,597,850
	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013:
500	5.000%, 5/01/33	5/23 at 100.00	N/R	510,460
1,000	5.125%, 5/01/48	5/23 at 100.00	N/R	1,016,910
2,245	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%, 11/15/47	11/27 at 100.00	A3	2,592,548
750	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/29 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	853,050
2,000	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019, 5.000%, 8/01/54	8/24 at 102.00	N/R	2,110,280
3,855	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County, Minnesota, General Obligation Bonds, School Buidling Series 2018A, 4.000%, 2/01/41	2/27 at 100.00	AAA	4,263,669
2,000	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3 (4)	2,151,180
57,725	Total Minnesota			64,718,954

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi – 0.7% (0.5% of Total Investments)
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2016A:
$7,500	5.000%, 9/01/36	9/26 at 100.00	BBB+	$8,599,200
15,500	5.000%, 9/01/46	9/26 at 100.00	BBB+	17,635,435
23,000	Total Mississippi			26,234,635
	Missouri – 4.5% (2.9% of Total Investments)
1,000	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/28	8/26 at 100.00	Ba1	1,122,210
2,010	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Refunding Series 2016, 3.625%, 5/01/30	5/25 at 100.00	N/R	1,965,680
500	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2014A, 4.000%, 11/01/33	11/24 at 100.00	AA+	535,960
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
3,425	5.000%, 3/01/35 (AMT)	3/29 at 100.00	A-	4,057,426
6,600	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A-	7,651,116
7,000	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A-	8,118,600
4,000	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2020A, 5.000%, 3/01/57 – AGM Insured (AMT)	3/30 at 100.00	A2	4,717,480
400	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	409,472
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Improvement Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	A2	6,451,690
5,000	0.000%, 4/15/28 – AMBAC Insured	No Opt. Call	A2	4,496,300
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	A2	4,377,550
4,470	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A, 4.000%, 1/01/42	1/28 at 100.00	AA	5,071,304
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	1,032,000
1,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%, 11/15/34	5/26 at 100.00	A+	1,134,990
4,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series 2020, 4.000%, 11/15/50	11/30 at 100.00	A+	4,475,480
3,080	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	3,256,207
1,260	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	1,341,824
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,045	5.000%, 11/15/44	11/23 at 100.00	A2	1,112,037
11,090	5.000%, 11/15/48	11/23 at 100.00	A2	11,779,022

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C:
$5,000	5.000%, 11/15/42	11/27 at 100.00	A+	$5,830,350
10,000	4.000%, 11/15/47	11/27 at 100.00	A+	10,898,600
3,000	5.000%, 11/15/47	11/27 at 100.00	A+	3,498,210
8,750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53	6/30 at 100.00	A+	9,772,350
10,995	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54	2/29 at 100.00	A1	12,015,006
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2018A:
2,000	4.000%, 6/01/48	6/28 at 100.00	A+	2,217,900
3,500	5.000%, 6/01/48	6/28 at 100.00	A+	4,121,425
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A:
1,250	4.000%, 5/15/42	5/25 at 102.00	A+	1,349,450
16,750	4.000%, 5/15/48	5/25 at 102.00	A+	18,026,852
7,925	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46	2/26 at 100.00	BBB	8,667,889
3,370	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/46	2/26 at 100.00	BBB	3,685,904
400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St. Louis Project, Series 2015, 3.500%, 6/15/30	6/22 at 100.00	Baa2	402,108
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A:
725	4.000%, 10/01/36	4/27 at 100.00	A1	793,745
3,510	5.000%, 10/01/42	4/27 at 100.00	A1	4,075,286
2,000	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%, 12/01/43	6/27 at 100.00	A2	2,308,900
1,000	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	3/22 at 100.00	N/R	1,001,260
575	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (4)	589,904
375	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	394,721
1,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A, 5.125%, 9/01/48	9/25 at 103.00	BB+	1,100,380
490	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2012, 4.250%, 7/01/29 – FGIC Insured (AMT)	7/22 at 100.00	A-	496,493
151,495	Total Missouri			164,353,081
	Montana – 0.2% (0.1% of Total Investments)
2,090	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43	7/28 at 100.00	BBB	2,388,891

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Montana (continued)
$3,315	Montana Facility Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	$3,879,942
5,405	Total Montana			6,268,833
	Nebraska – 0.3% (0.2% of Total Investments)
2,300	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	BBB+	2,357,293
2,045	District Energy Corporation, Nebraska, Facility Revenue Bonds, NSP System Series 2021, 4.000%, 7/01/45	7/31 at 100.00	AA	2,334,592
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2020A:
1,450	4.000%, 11/15/39	11/30 at 100.00	A1	1,660,453
1,000	4.000%, 11/15/50	11/30 at 100.00	A1	1,122,220
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
1,635	4.125%, 11/01/36	11/25 at 100.00	A	1,757,282
1,000	5.000%, 11/01/45	11/25 at 100.00	A	1,112,320
9,430	Total Nebraska			10,344,160
	Nevada – 0.6% (0.4% of Total Investments)
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
9,000	5.000%, 6/01/32	12/24 at 100.00	AA	9,929,070
5,000	5.000%, 6/01/39	12/24 at 100.00	AA	5,476,600
2,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 5.000%, 6/01/42	6/22 at 100.00	AA	2,636,088
	Nevada System of Higher Education, Community College Revenue Bonds, Series 2017:
2,400	4.000%, 7/01/41	7/27 at 100.00	AA-	2,631,072
2,000	4.000%, 7/01/47	7/27 at 100.00	AA-	2,180,060
21,000	Total Nevada			22,852,890
	New Hampshire – 0.7% (0.5% of Total Investments)
10,000	National Finance Authority, New Hampshire, Hospital Facilities Revenue Bonds, Saint Elizabeth Medical Center, Inc., Series 2021A, 4.000%, 5/01/51	5/31 at 100.00	AA	11,246,000
3,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 4.000%, 7/01/32	7/22 at 100.00	Baa3	3,526,040
4,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/35	2/28 at 100.00	A	4,752,720
5,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%, 8/01/59	No Opt. Call	A	7,329,000
22,500	Total New Hampshire			26,853,760
	New Jersey – 4.7% (2.9% of Total Investments)
905	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	942,892

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$5,000	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/40	11/29 at 100.00	BBB	$5,899,100
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,965	5.000%, 1/01/31 – AGM Insured (AMT)	1/24 at 100.00	BBB+	2,105,222
1,865	5.125%, 1/01/39 – AGM Insured (AMT)	1/24 at 100.00	BBB+	1,999,168
1,585	5.125%, 7/01/42 – AGM Insured (AMT)	1/24 at 100.00	BBB+	1,699,025
6,030	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB	6,802,925
2,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31 (Pre-refunded 12/15/26)	12/26 at 100.00	BBB (4)	2,383,520
6,770	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 – NPFG Insured	No Opt. Call	BBB	8,161,641
2,825	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2014UU, 5.000%, 6/15/30 (Pre-refunded 6/15/24)	6/24 at 100.00	BBB (4)	3,077,301
2,550	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50	12/30 at 100.00	BBB	2,770,294
1,480	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	3/22 at 100.00	BB+	1,484,825
8,415	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	AA-	9,633,913
1,235	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	BB-	1,372,209
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
2,020	5.000%, 6/15/28	6/26 at 100.00	Baa1	2,311,991
3,340	5.000%, 6/15/29	6/26 at 100.00	Baa1	3,819,490
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26	No Opt. Call	BBB	906,160
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
21,120	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	BBB	18,161,722
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	BBB+	7,740,100
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	BBB+	15,038,000
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	BBB	16,902,250
30,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	BBB	19,557,600
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/32	No Opt. Call	BBB	1,492,540
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	BBB (4)	1,016,680
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,690	5.250%, 6/15/33	6/25 at 100.00	BBB	1,900,811
2,840	5.000%, 6/15/45	6/25 at 100.00	BBB	3,134,906

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$2,800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/36	12/28 at 100.00	BBB	$3,282,412
665	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 4.000%, 12/15/39	12/29 at 100.00	BBB	735,064
8,375	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA, 4.000%, 6/15/50	12/30 at 100.00	BBB	9,098,516
2,460	New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%, 1/01/34	1/28 at 100.00	A2	2,780,415
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
489	17.437%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A2 (4)	525,890
826	17.437%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	N/R (4)	888,603
570	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43 (Pre-refunded 5/01/23)	5/23 at 100.00	A+ (4)	600,182
3,905	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A, 5.000%, 11/01/45	11/30 at 100.00	Baa2	4,658,548
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
3,215	5.000%, 6/01/36	6/28 at 100.00	A-	3,774,828
1,405	5.000%, 6/01/46	6/28 at 100.00	BBB+	1,577,913
380	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	423,274
187,725	Total New Jersey			168,659,930
	New Mexico – 0.4% (0.3% of Total Investments)
3,370	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2017A, 5.000%, 8/01/46	11/27 at 100.00	Aa3	3,930,869
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A:
1,575	5.000%, 8/01/44	8/29 at 100.00	Aa3	1,910,995
4,760	4.000%, 8/01/48	8/29 at 100.00	Aa3	5,311,018
3,455	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 – AGM Insured	No Opt. Call	A2	3,837,399
13,160	Total New Mexico			14,990,281
	New York – 9.6% (6.1% of Total Investments)
6,600	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/44	No Opt. Call	Ba1	3,293,466
490	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 5.250%, 7/01/35	7/25 at 100.00	BBB	533,375
3,125	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A-	3,262,125
	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A:
1,680	4.125%, 5/01/42	5/25 at 100.00	A-	1,802,119
3,195	5.000%, 5/01/43	5/25 at 100.00	A-	3,518,174

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$600	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/34, 144A	6/27 at 100.00	BBB-	$693,948
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D:
14,185	5.000%, 2/15/41	2/30 at 100.00	Aa2	17,295,912
5,815	5.000%, 2/15/48	2/30 at 100.00	Aa2	6,998,934
9,420	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A. Bidding Group 1 thru 5, 4.000%, 3/15/47	9/30 at 100.00	Aa2	10,489,735
7,500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	BBB+	9,946,800
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,155	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A2	1,219,206
3,000	5.000%, 9/01/39	9/24 at 100.00	A	3,266,700
860	5.000%, 9/01/44	9/24 at 100.00	A	933,031
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2018, 5.000%, 9/01/37	9/28 at 100.00	A	6,099,600
10,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series 2012A, 0.000%, 11/15/32	No Opt. Call	AA	7,830,500
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 5.000%, 11/15/38	5/23 at 100.00	BBB+	5,213,250
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
500	5.750%, 10/01/37 (7)	3/22 at 100.00	N/R	400,000
1,000	5.875%, 10/01/46 (7)	3/22 at 100.00	N/R	800,000
5,900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46	6/23 at 100.00	AA+	6,217,007
5,105	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series AA-1, 4.000%, 6/15/50	12/30 at 100.00	AA+	5,729,954
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	Aa1	5,239,700
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40	5/26 at 100.00	Aa1	2,273,180
3,760	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43	2/27 at 100.00	Aa1	4,333,776
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/40	5/28 at 100.00	Aa1	5,974,200
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2020 Subseries B-1:
14,405	4.000%, 11/01/41	11/29 at 100.00	Aa1	16,287,734
5,875	4.000%, 11/01/47	11/29 at 100.00	Aa1	6,564,255
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/44	11/30 at 100.00	Aa1	5,661,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$3,925	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, 4.000%, 8/01/48	8/31 at 100.00	Aa1	$4,416,606
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA-	2,381,092
11,000	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1, 4.000%, 8/01/40	8/29 at 100.00	AA-	12,281,830
2,040	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 4.000%, 8/01/40	8/30 at 100.00	AA-	2,296,387
6,000	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1, 5.000%, 3/01/43	3/31 at 100.00	AA-	7,333,260
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	3/22 at 100.00	AA-	5,020
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015, 5.000%, 11/15/45	11/25 at 100.00	A2	2,233,560
350	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B, 6.500%, 6/01/35	3/22 at 100.00	Baa1	350,375
1,460	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	1,567,325
25,170	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	27,070,587
1,465	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series 1WTC-2021, 3.000%, 2/15/42	2/30 at 100.00	N/R	1,488,455
10,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2021A-1, 4.000%, 3/15/52	3/31 at 100.00	AA+	11,129,000
10,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/45	9/30 at 100.00	Aa2	11,175,500
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C:
3,500	4.000%, 3/15/45	9/30 at 100.00	Aa2	3,911,425
10,500	4.000%, 3/15/49	9/30 at 100.00	Aa2	11,682,930
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
2,000	4.000%, 7/01/35 – AGM Insured (AMT)	7/24 at 100.00	BBB	2,097,820
10,800	5.000%, 7/01/41 (AMT)	7/24 at 100.00	Baa3	11,517,768
32,390	5.000%, 7/01/46 (AMT)	7/24 at 100.00	Baa3	34,613,573
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
175	5.000%, 8/01/26 (AMT)	2/22 at 100.00	B-	176,766
5,940	5.000%, 8/01/31 (AMT)	2/22 at 100.00	B-	5,999,935
4,130	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, 5.250%, 8/01/31 (AMT)	8/30 at 100.00	B-	4,755,530

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$3,050	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, 5.000%, 1/01/33 (AMT)	1/28 at 100.00	BB+	$3,525,190
1,310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/43 (AMT)	12/23 at 100.00	A+	1,388,652
4,320	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38	12/23 at 100.00	A+	4,623,998
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-One Series 2020, 4.000%, 7/15/45 (AMT)	7/30 at 100.00	A+	2,192,640
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
2,835	5.000%, 1/01/29 (AMT)	1/26 at 100.00	CC	2,706,178
2,700	5.000%, 1/01/34 (AMT)	1/26 at 100.00	CC	2,441,124
2,855	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/56	5/31 at 100.00	AA-	3,482,472
17,975	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51	5/31 at 100.00	AA+	22,175,218
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,250	5.000%, 6/01/45	6/27 at 100.00	CCC+	1,339,138
2,850	5.000%, 6/01/48	6/27 at 100.00	N/R	3,014,873
317,225	Total New York			347,252,308
	North Carolina – 1.3% (0.8% of Total Investments)
12,250	Fayetteville State University, North Carolina, General Revenue Bonds, Series 2013A, 5.125%, 4/01/43	4/23 at 100.00	BBB+	12,840,450
3,480	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54 (AMT)	6/25 at 100.00	BBB-	3,729,516
1,570	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016, 5.000%, 10/01/31	10/24 at 102.00	N/R	1,684,218
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A:
8,275	4.000%, 11/01/49	11/29 at 100.00	AA-	9,313,843
9,245	4.000%, 11/01/52	11/29 at 100.00	AA-	10,346,449
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A:
5,000	5.000%, 10/01/27 (Pre-refunded 10/01/22)	10/22 at 100.00	A2 (4)	5,145,450
3,400	5.000%, 10/01/31 (Pre-refunded 10/01/22)	10/22 at 100.00	A2 (4)	3,498,906
500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/32	1/26 at 100.00	A	566,845
43,720	Total North Carolina			47,125,677
	North Dakota – 0.3% (0.2% of Total Investments)
675	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	687,224

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
$5,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 4.000%, 12/01/47	12/27 at 100.00	BBB-	$5,428,350
700	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	719,894
2,700	University of North Dakota, Certificates of Participation, Housing Infrastructure Project, Series 2021A, 4.000%, 6/01/51 – AGM Insured	6/30 at 100.00	A1	3,006,396
9,075	Total North Dakota			9,841,864
	Ohio – 5.9% (3.7% of Total Investments)
6,250	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016, 5.250%, 11/15/46	11/26 at 100.00	BBB+	7,157,875
6,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 4.000%, 8/01/36	2/28 at 100.00	A+	6,670,680
1,340	Bowling Green State University, Ohio, General Receipts Bonds, Series 2017B, 5.000%, 6/01/45	6/27 at 100.00	A+	1,548,370
24,740	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	3,881,459
790	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	853,263
41,060	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	45,163,536
24,910	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	25,391,261
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Refunding Series 2017:
3,960	4.000%, 11/15/34	11/27 at 100.00	A3	4,354,139
3,000	4.000%, 11/15/35	11/27 at 100.00	A3	3,296,880
	Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility Revenue Bonds, The Cleveland Museum of Natural History Project, Series 2021:
205	4.000%, 7/01/40	7/31 at 100.00	A3	234,924
300	4.000%, 7/01/41	7/31 at 100.00	A3	343,257
2,000	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1, 5.000%, 12/01/51	6/29 at 100.00	N/R	2,134,960
4,795	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Ba2	4,918,184
8,000	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc. Obligated Group Project, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	A+	9,217,280

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
$1,000	5.000%, 1/01/38 (Pre-refunded 1/01/23)	1/23 at 100.00	Aa3 (4)	$1,039,810
16,820	5.000%, 1/01/38 (Pre-refunded 1/01/23) (UB) (5)	1/23 at 100.00	Aa3 (4)	17,489,604
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender Option Bond Trust 2016-XG0052:
265	17.852%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	Aa3 (4)	306,883
625	17.985%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	Aa3 (4)	724,538
975	17.985%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	Aa3 (4)	1,130,279
1,315	17.985%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	Aa3 (4)	1,524,427
8,360	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2015, 5.000%, 8/15/45 (Pre-refunded 8/15/25)	8/25 at 100.00	Baa1 (4)	9,427,154
2,045	Middleburg Heights, Ohio, Hospital Facilities Improvement Revenue Bonds, Southwest General Health Center Project, Refunding Series 2020A, 4.000%, 8/01/47	8/30 at 100.00	A2	2,271,013
2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/33	2/23 at 100.00	Ba2	2,063,040
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 3.375%, 8/01/29	No Opt. Call	N/R	2,942,430
4,350	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton, Series 2015A, 5.000%, 12/01/44	6/25 at 100.00	A2	4,826,238
8,330	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2020A, 5.000%, 1/15/50	1/30 at 100.00	A	9,866,052
3,710	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-3, 5.800%, 2/15/36 (8)	2/31 at 100.00	A+	4,515,626
	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1:
1,500	5.250%, 2/15/39	2/23 at 100.00	A+	1,566,960
10,530	5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	A+ (4)	10,997,005
	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission, Infrastructure Projects, Junior Lien Series 2018A:
3,375	4.000%, 2/15/38	2/28 at 100.00	A+	3,782,329
16,325	5.000%, 2/15/43	2/28 at 100.00	A+	19,200,975
4,255	Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2019, 5.000%, 12/01/49	12/29 at 100.00	A-	5,048,260
725	Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein Homes Obligated Group, Refunding Series 2019A, 4.000%, 7/01/45	7/29 at 100.00	A	793,701
216,855	Total Ohio			214,682,392
	Oklahoma – 0.3% (0.2% of Total Investments)
3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A, 5.625%, 6/01/43 (Pre-refunded 6/01/23) (AMT)	6/23 at 100.00	Baa1 (4)	3,184,800
4,985	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2015A, 5.000%, 6/01/45 (Pre-refunded 6/01/24) – BAM Insured (AMT)	6/24 at 100.00	Baa1 (4)	5,416,950

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
$1,000	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/37	11/25 at 102.00	BBB-	$1,116,910
8,985	Total Oklahoma			9,718,660
	Oregon – 2.9% (1.8% of Total Investments)
2,435	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/36	6/27 at 100.00	AA+	2,851,093
725	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc., Series 2020A, 5.250%, 11/15/50	11/25 at 102.00	N/R	784,182
4,875	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%, 1/01/48	1/26 at 100.00	A2	5,425,192
15,440	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	A+	17,432,532
3,085	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/40	10/30 at 100.00	BBB+	3,714,587
	Oregon Health and Science University, Revenue Bonds, Green Series 2021A:
8,150	4.000%, 7/01/44	1/32 at 100.00	N/R	9,286,599
12,000	4.000%, 7/01/51	1/32 at 100.00	N/R	13,511,880
1,500	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/39	7/26 at 100.00	AA-	1,715,205
	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2017-24B:
4,000	5.000%, 7/01/36 (AMT)	1/27 at 100.00	A+	4,595,120
1,000	5.000%, 7/01/37 (AMT)	1/27 at 100.00	A+	1,146,280
7,645	5.000%, 7/01/42 (AMT)	1/27 at 100.00	A+	8,760,864
19,000	5.000%, 7/01/47 (AMT)	1/27 at 100.00	A+	21,764,500
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A:
5,855	5.000%, 5/15/44	5/29 at 100.00	A+	7,027,054
3,000	4.000%, 5/15/49	5/29 at 100.00	A+	3,343,140
2,000	University of Oregon, General Revenue Bonds, Series 2018A, 5.000%, 4/01/48	4/28 at 100.00	AA-	2,375,660
90,710	Total Oregon			103,733,888
	Pennsylvania – 5.5% (3.4% of Total Investments)
7,500	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/47	4/28 at 100.00	A	8,734,425
3,670	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2020B, 4.000%, 6/01/45	12/30 at 100.00	A+	4,214,334
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	2,018,840
345	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34	6/28 at 100.00	A	407,473

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017:
$3,500	5.000%, 7/01/37	7/27 at 100.00	A	$4,088,210
8,385	5.000%, 7/01/42	7/27 at 100.00	A	9,780,012
8,000	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn State Health, Series 2021, 5.000%, 11/01/51	11/29 at 100.00	A2	9,541,200
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B:
5,400	0.000%, 12/01/33	No Opt. Call	A	3,947,184
11,000	0.000%, 12/01/38	No Opt. Call	A	6,802,840
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A:
2,500	5.125%, 12/01/47	12/23 at 100.00	A	2,670,725
2,875	5.125%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R (4)	3,088,699
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A:
2,400	5.000%, 9/01/35	9/28 at 100.00	A	2,848,584
5,210	5.000%, 9/01/43	9/28 at 100.00	A	6,121,021
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
500	4.000%, 9/01/44	9/29 at 100.00	A	551,490
165	4.000%, 9/01/49	9/29 at 100.00	A	180,842
3,430	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	3,823,627
1,900	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group, Series 2020, 4.000%, 11/15/43	11/27 at 103.00	A-	2,132,788
235	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	247,824
9,575	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/44	8/29 at 100.00	Aa3	10,858,241
16,750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A3	21,159,102
4,305	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	4,779,583
6,935	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2021B, 5.000%, 12/01/51	6/31 at 100.00	A+	8,425,540
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2021C, 4.000%, 12/01/51	12/31 at 100.00	A1	5,629,850
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien Series 2014A-1, 5.000%, 12/01/38	12/24 at 100.00	A3	2,201,760
14,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	A2	17,436,395

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$6,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1, 5.000%, 12/01/45	12/25 at 100.00	A3	$7,004,313
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2016A-1, 5.000%, 12/01/46	12/25 at 100.00	A3	5,597,550
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A:
3,740	4.000%, 12/01/45	12/30 at 100.00	A3	4,148,520
4,620	4.000%, 12/01/50	12/30 at 100.00	A3	5,163,866
8,360	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2021A, 4.000%, 9/01/46	9/31 at 100.00	A2	9,310,114
8,650	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/42 (AMT)	7/27 at 100.00	A-	9,967,308
2,150	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2020B, 4.000%, 9/01/50 – AGM Insured	9/30 at 100.00	A2	2,446,507
1,000	Upper Darby School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2021A, 4.000%, 4/01/46 – BAM Insured	10/29 at 100.00	A1	1,134,670
10,000	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Series 2016, 5.000%, 8/15/38 – BAM Insured	8/25 at 100.00	AA	11,171,900
177,850	Total Pennsylvania			197,635,337
	Puerto Rico – 1.7% (1.0% of Total Investments)
3,270	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2002, 5.500%, 5/15/39	3/22 at 100.00	BB	3,362,377
500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 6.000%, 7/01/47	7/22 at 100.00	CCC	510,865
1,100	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	N/R	1,140,315
800	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Refunding Series 2002D, 5.450%, 7/01/31 – AMBAC Insured	3/22 at 100.00	N/R	814,328
755	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured	No Opt. Call	AA+	789,360
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
47	0.000%, 7/01/24	No Opt. Call	N/R	44,747
90	0.000%, 7/01/27	No Opt. Call	N/R	80,437
88	0.000%, 7/01/29	7/28 at 98.64	N/R	73,784
114	0.000%, 7/01/31	7/28 at 91.88	N/R	89,055
128	0.000%, 7/01/33	7/28 at 86.06	N/R	93,000
1,093	4.500%, 7/01/34	7/25 at 100.00	N/R	1,168,537
3,291	4.550%, 7/01/40	7/28 at 100.00	N/R	3,623,029
12,927	0.000%, 7/01/46	7/28 at 41.38	N/R	4,213,168
3,495	0.000%, 7/01/51	7/28 at 30.01	N/R	823,072
5,099	4.750%, 7/01/53	7/28 at 100.00	N/R	5,609,410
24,836	5.000%, 7/01/58	7/28 at 100.00	N/R	27,667,801

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
$3,875	4.329%, 7/01/40	7/28 at 100.00	N/R	$4,215,961
20	4.536%, 7/01/53	7/28 at 100.00	N/R	21,754
2,484	4.784%, 7/01/58	7/28 at 100.00	N/R	2,728,575
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Refunding Series 2007CC:
765	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	Baa2	816,079
2,300	5.500%, 7/01/30 – AGM Insured	No Opt. Call	A2	2,498,927
67,077	Total Puerto Rico			60,384,581
	Rhode Island – 0.4% (0.3% of Total Investments)
7,230	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Brown University, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	AA+	7,646,520
3,320	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39	5/26 at 100.00	BBB+	3,687,225
30,175	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	2/22 at 16.68	CCC-	5,130,052
40,725	Total Rhode Island			16,463,797
	South Carolina – 4.3% (2.7% of Total Investments)
	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016:
7,500	5.000%, 11/01/41	5/26 at 100.00	A	8,471,700
3,180	5.000%, 11/01/46	5/26 at 100.00	A	3,590,633
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
21,565	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A-	17,990,601
1,250	0.000%, 1/01/31 – AGC Insured	No Opt. Call	A3	1,020,087
4,610	Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series 2016, 5.000%, 1/01/47	1/26 at 100.00	A	5,127,058
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Bishop Gadsden Episcopal Retirement Community, Series 2019A:
645	5.000%, 4/01/44	4/26 at 103.00	BBB-	720,362
625	5.000%, 4/01/49	4/26 at 103.00	BBB-	695,556
1,640	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Furman University, Refunding Series 2015, 5.000%, 10/01/45	10/25 at 100.00	A1	1,809,740
13,475	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 4.000%, 12/01/44	6/30 at 100.00	A+	15,104,532
1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018, 5.000%, 11/01/43	5/28 at 100.00	AA-	1,174,870
14,765	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	A-	17,021,978

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C:
$8,900	5.000%, 12/01/39	12/24 at 100.00	A-	$10,122,148
12,760	5.000%, 12/01/46	12/24 at 100.00	A-	14,485,535
9,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A-	10,361,970
5,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.125%, 12/01/43	12/23 at 100.00	A-	6,032,180
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.500%, 12/01/54	6/24 at 100.00	A-	3,891,159
	South Carolina State Ports Authority, Revenue Bonds, Series 2015:
860	5.250%, 7/01/55 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	A1 (4)	973,787
4,140	5.250%, 7/01/55 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	A+ (4)	4,687,763
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
15,350	5.000%, 7/01/48 (AMT)	7/28 at 100.00	A+	17,968,096
8,000	5.000%, 7/01/55 (AMT)	7/28 at 100.00	A+	9,348,000
5,000	South Carolina State Ports Authority, Revenue Bonds, Series 2019A, 5.000%, 7/01/54	7/29 at 100.00	A+	5,944,850
143,220	Total South Carolina			156,542,605
	South Dakota – 1.0% (0.7% of Total Investments)
11,320	South Dakota Board of Regents, Housing and Auxiliary Facilities System Revenue Bonds, Series 2017, 4.000%, 4/01/42	10/27 at 100.00	Aa3	12,528,749
11,600	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc., Series 2020A, 4.000%, 9/01/50	9/30 at 100.00	A1	12,931,100
2,685	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 4.000%, 9/01/36	9/27 at 100.00	A1	2,931,537
1,460	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/44	11/24 at 100.00	A+	1,592,247
7,185	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	7,992,019
34,250	Total South Dakota			37,975,652
	Tennessee – 1.4% (0.9% of Total Investments)
9,460	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	9,846,630
	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A:
2,000	5.000%, 7/01/36	7/28 at 100.00	A-	2,363,320
7,000	5.000%, 7/01/37	7/28 at 100.00	A-	8,258,040
17,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A, 5.000%, 1/01/47	1/27 at 100.00	A	19,403,290
535	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A3	609,060

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$6,000	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate Series 2019B, 5.000%, 7/01/39 (AMT)	7/30 at 100.00	A2	$7,174,020
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/26	No Opt. Call	BBB+	4,560,320
45,995	Total Tennessee			52,214,680
	Texas – 17.8% (11.3% of Total Investments)
1,975	Allen Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2016, 5.000%, 2/15/39	2/26 at 100.00	AAA	2,228,175
8,835	Arlington, Texas, Special Tax Revenue Bonds, Senior Lien Series 2018A, 5.000%, 2/15/43 – AGM Insured	2/28 at 100.00	A1	10,369,463
500	Austin Community College District, Texas, General Obligation Bonds, Refunding Limited Tax Series 2016, 5.000%, 8/01/23	No Opt. Call	AA+	531,135
	Austin, Texas, Airport System Revenue Bonds, Series 2015:
3,000	5.000%, 11/15/39 (AMT)	11/24 at 100.00	A	3,269,940
3,040	5.000%, 11/15/44 (AMT)	11/24 at 100.00	A	3,300,558
4,500	Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%, 11/15/46 (AMT)	11/26 at 100.00	A	5,142,105
2,000	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 11/15/40	11/22 at 100.00	Aa3	2,065,520
	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A:
3,000	5.000%, 11/15/38	11/25 at 100.00	Aa3	3,366,720
13,705	5.000%, 11/15/45 (UB) (5)	11/25 at 100.00	Aa3	15,236,260
5,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2013A, 5.000%, 11/15/43	5/23 at 100.00	AA-	5,248,250
1,450	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2016, 5.000%, 11/15/41	11/26 at 100.00	AA-	1,674,242
3,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2021, 4.000%, 11/15/51	11/31 at 100.00	AA-	3,423,870
	Bell County Water Control Improvement District 1, Texas, Water Revenue Bonds, Series 2014:
1,000	5.000%, 7/10/37 – BAM Insured	7/23 at 100.00	A1	1,052,870
1,575	5.000%, 7/10/38 – BAM Insured	7/23 at 100.00	A1	1,657,577
	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined Venue Tax Series 2015:
1,060	5.000%, 8/15/34 (Pre-refunded 8/15/24) – AGM Insured	8/24 at 100.00	A- (4)	1,163,498
1,160	5.000%, 8/15/35 (Pre-refunded 8/15/24) – AGM Insured	8/24 at 100.00	A- (4)	1,273,262
1,500	Board of Regents of the University of Texas, Permanent University Fund Bonds, Refunding Series 2015A, 5.000%, 7/01/28	7/24 at 100.00	AAA	1,636,455
2,000	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/31	9/25 at 100.00	A-	2,242,100
	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2012:
1,000	5.000%, 7/01/28	7/22 at 100.00	A+	1,018,110
1,000	5.000%, 7/01/29	7/22 at 100.00	A+	1,018,110

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A:
$765	5.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	Baa1 (4)	$795,026
1,100	5.000%, 1/01/43 (Pre-refunded 1/01/23) – AGM Insured	1/23 at 100.00	A2 (4)	1,143,175
665	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/42 (Pre-refunded 1/01/23)	1/23 at 100.00	Baa2 (4)	690,662
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,945	0.000%, 1/01/36	No Opt. Call	Baa1	1,988,435
2,205	0.000%, 1/01/37	No Opt. Call	Baa1	1,435,234
2,160	0.000%, 1/01/38	No Opt. Call	Baa1	1,356,264
1,000	0.000%, 1/01/40	No Opt. Call	Baa1	585,660
2,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2021B, 5.000%, 1/01/46	1/31 at 100.00	Baa1	2,404,560
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
2,600	5.000%, 1/01/35 (Pre-refunded 7/01/25)	7/25 at 100.00	Baa1 (4)	2,927,938
3,035	5.000%, 1/01/45 (Pre-refunded 7/01/25)	7/25 at 100.00	Baa1 (4)	3,417,805
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/43	8/23 at 100.00	A-	1,064,170
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A:
1,000	4.350%, 12/01/42	12/22 at 100.00	BBB-	1,014,120
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB-	1,013,620
2,000	Corpus Christi, Texas, Utility System Revenue Bonds, Improvement Junior Lien Series 2013, 5.000%, 7/15/43 (Pre-refunded 7/15/23)	7/23 at 100.00	AA- (4)	2,120,160
1,175	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 12/01/36 (Pre-refunded 12/01/24)	12/24 at 100.00	Aa2 (4)	1,301,501
1,680	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/48 (Pre-refunded 12/01/25)	12/25 at 100.00	Aa2 (4)	1,916,292
8,100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C, 5.125%, 11/01/43 (Pre-refunded 11/01/22) (AMT)	11/22 at 100.00	A (4)	8,367,624
16,980	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2014B, 4.500%, 11/01/45 (Pre-refunded 11/01/22) (AMT)	11/22 at 100.00	A (4)	17,462,062
1,230	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 6.000%, 8/15/28 (Pre-refunded 8/15/23)	8/23 at 100.00	N/R (4)	1,321,795
200	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	216,844
1,000	El Paso County Hospital District, Texas, General Obligtion Bonds, Refunding Series 2013, 5.000%, 8/15/33	8/23 at 100.00	BBB+	1,055,850
7,760	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Frst Tier Series 2013A, 5.125%, 10/01/43	10/23 at 100.00	BBB	8,239,258

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C:
$3,500	4.000%, 10/01/40	4/30 at 100.00	A2	$3,968,615
10,270	4.000%, 10/01/49	4/30 at 100.00	A2	11,411,921
10,760	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (4)	11,484,686
5,295	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2018A. Tela Supported, 5.000%, 10/01/48	4/28 at 100.00	AA	6,327,154
4,105	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2015-XF0228, 18.078%, 11/01/44 (Pre-refunded 10/01/23), 144A (IF) (5)	10/23 at 100.00	AA (4)	5,211,297
4,960	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	B3	5,007,368
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/35 (Pre-refunded 12/01/22)	12/22 at 100.00	A+ (4)	1,036,260
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Medical Facilities Revenue Bonds, Baylor College of Medicine, Refunding Series 2012A, 5.000%, 11/15/26 (Pre-refunded 11/15/22)	11/22 at 100.00	A (4)	1,034,580
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015:
1,895	4.000%, 12/01/45	6/25 at 100.00	AA	2,026,740
4,480	5.000%, 12/01/45	6/25 at 100.00	AA	4,973,875
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A:
1,615	5.000%, 6/01/28	6/23 at 100.00	Baa2	1,655,892
3,000	5.000%, 6/01/38	6/23 at 100.00	Baa2	3,048,060
1,165	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2012C, 5.000%, 8/15/31	8/22 at 100.00	AA-	1,191,842
5,150	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 8/15/41	8/26 at 100.00	AA	5,884,493
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A:
510	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	232,448
1,020	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	442,007
1,255	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	516,809
3,305	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	1,294,073
4,460	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	1,652,698
6,500	0.000%, 11/15/47 – AGM Insured	11/31 at 46.45	A2	2,161,380

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
$105	0.000%, 11/15/24 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	$101,039
495	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	BB+	459,870
50	0.000%, 11/15/29 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	43,050
4,390	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	BB+	3,380,476
105	0.000%, 11/15/30 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	88,207
625	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	BB+	460,938
7,570	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	BB+	5,345,480
210	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	BB+	139,291
260	0.000%, 11/15/33	11/31 at 88.44	BB+	162,378
2,045	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	BB+	1,199,924
1,130	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	BB+	586,052
4,370	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	BB+	1,997,527
2,260	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	BB+	968,568
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
600	5.000%, 11/15/33	11/24 at 100.00	BBB-	651,648
400	5.000%, 11/15/34	11/24 at 100.00	BBB-	434,548
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
1,000	5.000%, 11/15/28	11/24 at 100.00	BBB	1,091,640
1,000	5.000%, 11/15/30	11/24 at 100.00	BBB	1,092,090
3,440	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BBB	1,309,986
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	BB	537,570
1,000	Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee Revenue Bonds, Senior Lien Series 2022A, 4.000%, 12/01/39 (WI/DD, Settling 2/10/22)	12/31 at 100.00	N/R	1,100,460
7,570	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018A, 5.000%, 7/01/41 (AMT)	7/28 at 100.00	A	8,921,321
2,000	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series Series 2012A, 5.000%, 7/01/31 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	A (4)	2,037,060
5,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%, 7/15/28 (AMT)	No Opt. Call	B	5,751,650
380	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	B	402,386
1,885	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27 (AMT)	No Opt. Call	B-	2,140,926
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-2, 5.000%, 7/15/27 (AMT)	No Opt. Call	B-	1,136,390
2,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2012D, 5.000%, 11/15/42 (Pre-refunded 11/15/22)	11/22 at 100.00	AA (4)	2,069,980

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$3,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2018D, 5.000%, 11/15/36	11/28 at 100.00	Aa2	$3,643,350
2,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/31	3/27 at 100.00	Aa3	2,328,200
1,015	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/34	9/24 at 100.00	A	1,099,854
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
3,250	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A2	3,046,550
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	A2	3,778,454
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A	2,519,775
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A	9,357,415
1,470	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A	1,108,115
	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 1998A:
4,680	0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA+	4,653,886
12,030	0.000%, 12/01/22 – AGM Insured (ETM)	No Opt. Call	AA+ (4)	11,965,760
1,360	Jacksonville Independent School District, Cherokee County, Texas, General Obligation Bonds, School Building Series 2014, 5.000%, 2/15/39 (Pre-refunded 2/15/24)	2/24 at 100.00	Aaa (4)	1,468,555
2,675	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/34 (Pre-refunded 8/01/24)	8/24 at 100.00	AA- (4)	2,935,732
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A:
8,000	4.000%, 8/15/37	8/25 at 100.00	AAA	8,614,800
2,275	5.000%, 8/15/40	8/25 at 100.00	AAA	2,535,783
1,750	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, 5.000%, 11/01/35 (AMT)	11/25 at 100.00	A-	1,956,657
1,150	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012A, 5.000%, 5/15/36	5/22 at 100.00	A	1,164,950
	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012B:
25	5.000%, 5/15/29 (Pre-refunded 5/15/22)	5/22 at 100.00	N/R (4)	25,322
1,975	5.000%, 5/15/29	5/22 at 100.00	A	2,000,675
6,500	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2016, 5.000%, 5/15/46	5/26 at 100.00	A	7,291,570
1,350	Lubbock Independent School District, Lubbock County, Texas, General Obligation Bonds, School Building Series 2013A, 5.000%, 2/15/43 (Pre-refunded 2/15/23)	2/23 at 100.00	AAA (4)	1,410,588
9,180	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (AMT)	No Opt. Call	A	10,964,225
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,000	5.750%, 12/01/33	12/25 at 100.00	B1	1,063,830
3,000	6.125%, 12/01/38	12/25 at 100.00	B1	3,211,380

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$2,835	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31 (AMT), 144A	2/22 at 105.00	BB-	$2,981,428
4,735	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A, 5.000%, 4/01/46 – AGM Insured	4/24 at 100.00	A2	5,090,788
565	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds, Presbyterian Healthcare System, Series 1996A, 5.750%, 6/01/26 – NPFG Insured (ETM)	7/21 at 100.00	N/R (4)	624,076
885	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa3 (4)	906,346
3,860	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding Senior Lien Series 2013, 5.000%, 12/15/33	12/22 at 100.00	A1	4,000,002
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
4,030	0.000%, 9/01/43 (Pre-refunded 9/01/31) (8)	9/31 at 100.00	N/R (4)	5,424,702
8,470	6.750%, 9/01/45 (Pre-refunded 9/01/31)	9/31 at 100.00	N/R (4)	12,218,568
7,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43 (Pre-refunded 1/01/25)	1/25 at 100.00	A+ (4)	8,061,760
2,500	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D, 0.000%, 1/01/36 – AGC Insured	No Opt. Call	A1	1,798,050
10,260	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B, 5.000%, 1/01/40	1/23 at 100.00	A+	10,648,238
4,555	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 4.000%, 1/01/44	1/29 at 100.00	A+	5,124,785
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
13,355	5.000%, 1/01/33	1/25 at 100.00	A	14,697,044
1,000	5.000%, 1/01/34	1/25 at 100.00	A	1,099,890
1,000	Nueces River Authority, Texas, Water Supply Revenue Bonds, Corpus Christi Lake Texana Project, Refunding Series 2015, 5.000%, 7/15/26	7/25 at 100.00	AA-	1,127,760
1,425	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010E, 0.000%, 10/01/35	No Opt. Call	AA	1,053,973
4,000	Prosper Independent School District, Collin County, Texas, General Obligation Bonds, Refunding Series 2015, 5.000%, 2/15/40	2/25 at 100.00	AAA	4,385,440
205	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Ba1	215,396
4,060	San Antonio Convention Center Hotel Finance Corporation, Texas, Contract Revenue Empowerment Zone Bonds, Series 2005A, 5.000%, 7/15/39 – AMBAC Insured (AMT)	3/22 at 100.00	BBB+	4,068,323
2,500	San Antonio, Texas, Airport System Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/27 (AMT)	7/22 at 100.00	A	2,544,000
2,640	San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien Series 2015B, 5.000%, 5/15/34	5/25 at 100.00	AA	2,945,633
1,000	San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien Series 2018A, 5.000%, 5/15/48	5/28 at 100.00	AA	1,193,320

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,925	Stephen F. Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 10/15/42	10/28 at 100.00	A1	$2,294,003
515	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33 (Pre-refunded 9/01/23)	9/23 at 100.00	A3 (4)	548,779
1,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/32	5/26 at 100.00	AA-	1,432,113
2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	2,282,420
2,415	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A-	2,746,773
530	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A, 4.000%, 12/31/39	12/29 at 100.00	Baa2	594,607
19,735	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/55 (AMT)	12/25 at 100.00	Baa3	21,554,567
25,000	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C Project, Series 2019, 5.000%, 6/30/58 (AMT)	6/29 at 100.00	Baa3	29,038,500
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013:
1,335	7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	1,462,279
4,040	6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	4,407,317
	Texas State, General Obligation Bonds, Texas Transportation Commission, Highway Improvement Series 2014:
800	5.000%, 4/01/44 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (4)	866,568
1,200	5.000%, 4/01/44 (Pre-refunded 4/01/24)	4/24 at 100.00	AAA (4)	1,301,196
2,000	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series 2012A, 5.000%, 4/01/42 (Pre-refunded 4/01/22)	4/22 at 100.00	AAA (4)	2,015,360
2,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014, 5.000%, 10/01/34 (Pre-refunded 4/01/24)	4/24 at 100.00	AAA (4)	2,168,660
9,430	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)	8/22 at 100.00	A3 (4)	9,657,452
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2015B:
8,335	0.000%, 8/15/36	8/24 at 59.60	A3	4,735,864
10,960	5.000%, 8/15/37	8/24 at 100.00	A3	11,879,434
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C:
2,100	5.000%, 8/15/33	8/24 at 100.00	Baa1	2,291,835
15,750	5.000%, 8/15/42	8/24 at 100.00	Baa1	17,192,385
10,000	Texas Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2016A, 5.000%, 10/01/30 (UB) (5)	10/26 at 100.00	AAA	11,625,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,875	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57	2/29 at 100.00	Baa3	$2,118,787
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
2,020	0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	1,991,781
9,980	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	A3	9,828,104
3,830	0.000%, 8/15/24 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	3,719,658
21,170	0.000%, 8/15/24 – AMBAC Insured	No Opt. Call	A3	20,495,524
	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2017A:
10,000	4.000%, 10/15/42 (UB) (5)	10/27 at 100.00	AAA	11,208,900
5,000	5.000%, 10/15/42	10/27 at 100.00	AAA	5,940,250
16,600	5.000%, 10/15/42 (UB) (5)	10/27 at 100.00	AAA	19,721,630
5,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2018B, 5.000%, 4/15/49	10/28 at 100.00	AAA	5,979,250
2,490	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2018, 5.000%, 9/01/40	9/25 at 100.00	Baa2	2,716,266
1,735	Via Metropolitan Transit Advanced Transportation District, Texas, Sales Tax Revenue Bonds, Refunding & Improvement Series 2014, 5.000%, 8/01/38 (Pre-refunded 8/01/24)	8/24 at 100.00	AA+ (4)	1,904,110
1,150	Waco Education Finance Corporation, Texas, Revenue Bonds, Baylor University, Series 2021, 4.000%, 3/01/40	3/31 at 100.00	A+	1,323,708
220	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (AMT)	3/22 at 100.00	CC	220,876
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Capital Appreciation Series 2015:
780	0.000%, 8/15/50 (Pre-refunded 8/15/25)	8/25 at 35.55	Aaa (4)	265,099
6,220	0.000%, 8/15/50	8/25 at 35.55	Aaa	2,045,882
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B:
1,000	0.000%, 8/15/45 (Pre-refunded 8/15/25)	8/25 at 44.15	Aaa (4)	422,090
8,000	0.000%, 8/15/45	8/25 at 44.15	Aaa	3,285,120
635,280	Total Texas			644,566,623
	Utah – 1.3% (0.8% of Total Investments)
27,055	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%, 7/01/47 (AMT)	7/27 at 100.00	A	31,281,532
4,500	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/48 (AMT)	7/28 at 100.00	A	5,273,415
5,795	Utah Charter School Finance Authoirty, Charter School Revenue Bonds, Hawthorn Academy Project, Series 2016, 5.000%, 10/15/46	4/26 at 100.00	AA	6,339,672

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)
	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012:
$1,665	5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	N/R (4)	$1,693,405
2,445	5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	A+ (4)	2,486,712
41,460	Total Utah			47,074,736
	Virgin Islands – 0.3% (0.2% of Total Investments)
235	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	3/22 at 100.00	A1	235,621
1,800	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A	9/25 at 100.00	A	1,989,270
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006, 5.000%, 10/01/27 – FGIC Insured	3/22 at 100.00	Baa2	2,034,880
2,240	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/34 – AGM Insured, 144A	10/24 at 100.00	A2	2,399,354
1,035	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2009A-1, 5.000%, 10/01/29 – AGM Insured	3/22 at 100.00	A2	1,076,938
1,110	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	A2	1,147,629
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/24	3/22 at 100.00	Caa3	715,918
9,150	Total Virgin Islands			9,599,610
	Virginia – 2.0% (1.3% of Total Investments)
670	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006, 5.000%, 9/01/26	3/22 at 100.00	BB-	666,181
560	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 4.000%, 7/01/45	7/30 at 100.00	A+	632,587
515	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (8)	7/28 at 100.00	BBB+	555,829
1,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (5)	5/28 at 100.00	Aa2	1,107,610
1,000	Fairfax County Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, FHA-Insured Mortgage - Cedar Ridge Project, Series 2007, 4.850%, 10/01/48 (AMT)	3/22 at 100.00	AA+	1,005,160
12,000	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series 2018A, 5.000%, 7/01/52	1/28 at 100.00	AA	14,188,320
2,400	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R (4)	2,478,912
3,180	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%, 1/01/55	1/32 at 100.00	A-	3,519,561
	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B:
2,000	4.000%, 11/01/33 (Pre-refunded 11/01/22)	11/22 at 100.00	AA- (4)	2,050,860
3,000	5.000%, 11/01/46 (Pre-refunded 11/01/22)	11/22 at 100.00	AA- (4)	3,098,640

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$6,115	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	2/22 at 100.00	B-	$6,159,884
15,605	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	Baa3	18,052,644
	Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing, OPCO LLC Project, Senior Lien Series 2012:
4,225	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB-	4,313,852
14,375	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB-	14,640,075
66,645	Total Virginia			72,470,115
	Washington – 3.2% (2.0% of Total Investments)
2,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2014A, 5.000%, 7/01/40	7/24 at 100.00	AA-	2,165,000
2,375	Grant County Public Utility District 2, Washington, Revenue Bonds, Priest Rapids Hydroelectric Project, Refunding Series 2015A, 5.000%, 1/01/41 (Pre-refunded 1/01/26)	1/26 at 100.00	Aa3 (4)	2,720,206
14,380	King County Public Hospital District 2, Washington, General Obligation Bonds, EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45	12/29 at 100.00	Aa3	16,180,663
2,270	Port Everett, Washington, Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/46	6/26 at 100.00	A2	2,501,268
14,955	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2017C, 5.000%, 5/01/42 (AMT)	5/27 at 100.00	A+	17,100,295
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A:
6,000	5.000%, 5/01/36 (AMT)	5/27 at 100.00	A+	6,896,100
4,515	5.000%, 5/01/43 (AMT)	5/27 at 100.00	A+	5,145,836
1,145	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 5.000%, 4/01/44 (AMT)	4/29 at 100.00	A+	1,358,886
15,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2021A, 4.000%, 7/01/51	7/31 at 100.00	AA	17,170,050
10,000	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Series 2013A, 5.000%, 5/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	BBB+ (4)	10,561,000
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	AA-	4,116,640
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2012A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	Aa2 (4)	1,029,430
11,500	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2015A, 5.000%, 10/01/45 (UB)	4/25 at 100.00	Aa2	12,712,330
6,200	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase, 3.000%, 7/01/58	7/31 at 100.00	BBB-	5,818,514
2,525	Washington State Higher Education Facilities Authority, Revenue Bonds, Seattle University, Series 2020, 4.000%, 5/01/45	5/30 at 100.00	A	2,796,311
320	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB-	325,920
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%, 6/01/24 – NPFG Insured	No Opt. Call	AA+	6,300,828
104,665	Total Washington			114,899,277

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia – 1.0% (0.6% of Total Investments)
$7,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44 (Pre-refunded 6/01/23)	6/23 at 100.00	A (4)	$7,434,140
15,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Series 2018A, 5.000%, 6/01/52	6/28 at 100.00	A	17,506,350
2,000	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	A	2,294,700
7,000	West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior Lien Series 2021, 4.000%, 6/01/51	6/31 at 100.00	AA-	7,897,890
31,000	Total West Virginia			35,133,080
	Wisconsin – 1.9% (1.2% of Total Investments)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
34	0.000%, 1/01/47, 144A (7)	No Opt. Call	N/R	1,006
30	0.000%, 1/01/48, 144A (7)	No Opt. Call	N/R	860
29	0.000%, 1/01/49, 144A (7)	No Opt. Call	N/R	823
29	0.000%, 1/01/50, 144A (7)	No Opt. Call	N/R	760
28	0.000%, 1/01/51, 144A (7)	No Opt. Call	N/R	730
36	0.000%, 1/01/52, 144A (7)	No Opt. Call	N/R	907
36	0.000%, 1/01/53, 144A (7)	No Opt. Call	N/R	873
35	0.000%, 1/01/54, 144A (7)	No Opt. Call	N/R	817
34	0.000%, 1/01/55, 144A (7)	No Opt. Call	N/R	778
33	0.000%, 1/01/56, 144A (7)	No Opt. Call	N/R	745
1,715	5.500%, 7/01/56, 144A (7)	3/28 at 100.00	N/R	1,216,418
37	0.000%, 1/01/57, 144A (7)	No Opt. Call	N/R	799
36	0.000%, 1/01/58, 144A (7)	No Opt. Call	N/R	757
35	0.000%, 1/01/59, 144A (7)	No Opt. Call	N/R	719
34	0.000%, 1/01/60, 144A (7)	No Opt. Call	N/R	679
34	0.000%, 1/01/61, 144A (7)	No Opt. Call	N/R	648
33	0.000%, 1/01/62, 144A (7)	No Opt. Call	N/R	611
32	0.000%, 1/01/63, 144A (7)	No Opt. Call	N/R	583
31	0.000%, 1/01/64, 144A (7)	No Opt. Call	N/R	557
31	0.000%, 1/01/65, 144A (7)	No Opt. Call	N/R	528
33	0.000%, 1/01/66, 144A (7)	No Opt. Call	N/R	540
401	0.000%, 1/01/67, 144A (7)	No Opt. Call	N/R	6,026

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$59	0.000%, 1/01/46, 144A (7)	No Opt. Call	N/R	$1,829
59	0.000%, 1/01/47, 144A (7)	No Opt. Call	N/R	1,723
58	0.000%, 1/01/48, 144A (7)	No Opt. Call	N/R	1,673
58	0.000%, 1/01/49, 144A (7)	No Opt. Call	N/R	1,615
57	0.000%, 1/01/50, 144A (7)	No Opt. Call	N/R	1,521
62	0.000%, 1/01/51, 144A (7)	No Opt. Call	N/R	1,627
1,607	3.750%, 7/01/51, 144A (7)	3/28 at 100.00	N/R	981,354
62	0.000%, 1/01/52, 144A (7)	No Opt. Call	N/R	1,545
61	0.000%, 1/01/53, 144A (7)	No Opt. Call	N/R	1,487
61	0.000%, 1/01/54, 144A (7)	No Opt. Call	N/R	1,429
60	0.000%, 1/01/55, 144A (7)	No Opt. Call	N/R	1,372
59	0.000%, 1/01/56, 144A (7)	No Opt. Call	N/R	1,323
59	0.000%, 1/01/57, 144A (7)	No Opt. Call	N/R	1,271
58	0.000%, 1/01/58, 144A (7)	No Opt. Call	N/R	1,218
57	0.000%, 1/01/59, 144A (7)	No Opt. Call	N/R	1,181
57	0.000%, 1/01/60, 144A (7)	No Opt. Call	N/R	1,131
56	0.000%, 1/01/61, 144A (7)	No Opt. Call	N/R	1,078
56	0.000%, 1/01/62, 144A (7)	No Opt. Call	N/R	1,038
55	0.000%, 1/01/63, 144A (7)	No Opt. Call	N/R	997
54	0.000%, 1/01/64, 144A (7)	No Opt. Call	N/R	968
54	0.000%, 1/01/65, 144A (7)	No Opt. Call	N/R	924
53	0.000%, 1/01/66, 144A (7)	No Opt. Call	N/R	863
693	0.000%, 1/01/67, 144A (7)	No Opt. Call	N/R	10,419
10,000	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A, 4.000%, 6/01/45	6/30 at 100.00	A+	11,179,800
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/36 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (4)	5,292,400
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021, 4.000%, 8/15/51	8/31 at 100.00	A1	3,343,770
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021:
1,690	4.000%, 10/01/41	10/28 at 102.00	N/R	1,750,046
2,000	4.000%, 10/01/61	10/28 at 102.00	N/R	2,004,260
2,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc., Series 2017, 4.000%, 7/01/47	7/27 at 100.00	A+	2,717,250
10,225	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A, 4.500%, 11/15/39	5/26 at 100.00	Aa2	11,323,472
1,870	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Beloit Health System, Inc., Series 2016, 4.000%, 7/01/46	7/26 at 100.00	A	1,998,731

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$4,220	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin, Inc., Series 2017, 4.000%, 8/15/42	8/27 at 100.00	Aa3	$4,663,438
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A:
12,440	5.000%, 2/15/42	2/26 at 100.00	A-	13,900,580
6,000	5.000%, 2/15/46	2/26 at 100.00	A-	6,692,100
1,525	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%, 1/01/57	1/27 at 103.00	N/R	1,568,752
66,761	Total Wisconsin			68,691,349
$5,479,340	Total Municipal Bonds (cost $5,260,338,268)			5,699,660,369

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 0.0% (0.0% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc	$133,942
32,524	Invesco Quality Municipal Income Trust	396,468
	Total Investment Companies (cost $530,611)	530,410

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Consumer Discretionary – 0.0% (0.0% of Total Investments)
$148	Lombard Starwood Westin Hotel Conference Center and Hotel Project Revenue Bonds (cash 7.500%, PIK 7.500%)	7.500%	12/31/23	N/R	$148,270
$148	Total Corporate Bonds (cost $148,270)				148,270
	Total Long-Term Investments (cost $5,261,017,149)				5,700,339,049

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.6% (0.4% of Total Investments)
	MUNICIPAL BONDS – 0.6% (0.4% of Total Investments)
	Colorado – 0.2% (0.1% of Total Investments)
$7,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Variable Rate Series 2018C, 0.060%, 11/15/39 (9)	1/22 at 100.00	Aa3	$7,000,000
	National – 0.4% (0.3% of Total Investments)
15,100	JPMorgan Chase Putters/Drivers Trust Various States,Variable Rate Demand Obligations, Series 5029, 0.210%, 12/01/24 (AMT) (9)	No Opt. Call	AA	15,100,000
$22,100	Total Short-Term Investments (cost $22,100,000)			22,100,000
	Total Investments (cost $5,283,117,149) – 157.9%			5,722,439,049
	Floating Rate Obligations – (3.0)%			(107,160,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (20.1)% (10)			(727,181,105)
	MuniFund Preferred Shares, net of deferred offering costs – (18.7)% (11)			(678,433,177)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (17.4)% (12)			(630,565,695)
	Other Assets Less Liabilities – 1.3%			43,876,617
	Net Assets Applicable to Common Shares – 100%			$3,622,975,689
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NAD	Nuveen Quality Municipal Income Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$5,699,108,509	$551,860	$5,699,660,369
Investment Companies	530,410	—	—	530,410
Corporate Bonds	—	148,270	—	148,270
Short-Term Investments:
Municipal Bonds	—	22,100,000	—	22,100,000
Total	$530,410	$5,721,356,779	$551,860	$5,722,439,049

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(10)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 12.7%.
(11)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.9%.
(12)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.0%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.